UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-2688

Name of Fund:  Merrill Lynch Municipal Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Municipal Bond Fund, Inc., 800 Scudders Mill
     Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Merrill Lynch Municipal Bond Fund, Inc. - Limited Maturity Portfolio
Schedule of Investments as of September 30, 2004                                                     (in Thousands)
                     S&P      Moody's        Face
State               Ratings   Ratings        Amount   Municipal Bonds                                       Value
Alabama - 0.4%      AAA       Aaa        $    2,400   Birmingham, Alabama, GO, Refunding
                                                      and Improvement, Series B,  4% due 12/01/2004(c)   $     2,410

Arizona - 4.5%      AAA       Aaa             4,000   Arizona State University, COP, Refunding, VRDN,
                                                      4% due 7/01/2006(b)(d)                                   4,145

                    AA-       A1              4,000   Central Arizona, Water Conservation District,
                                                      Contract Revenue Refunding Bonds (Central Arizona        4,157
                                                      Project), Series A,  5.40% due 11/01/2005

                                                      Maricopa County, Arizona, Pollution Control
                                                      Corporation, PCR, Refunding (Arizona Public Service
                                                      Company), VRDN (b):
                    BBB       Baa1            2,500       Series C,  1.95% due 3/01/2005                       2,490
                    BBB       Baa1            3,500       Series D,  1.75% due 3/01/2005                       3,493
                    BBB       Baa1            4,000       Series E,  1.75% due 3/01/2005                       3,992

                    AA        Aaa             8,640   Phoenix, Arizona, Civic Improvement Corporation,
                                                      Water System Revenue Bonds, Junior Lien, 5.90%           9,242
                                                      due 7/01/2006(a)

                                                      Salt River Project, Arizona, Agriculture Improvement
                                                      and Power District, Electric System Revenue
                                                      Refunding Bonds (Salt River Project), Series B:
                    AA        Aa2              890        7% due 1/01/2005                                       902
                    AA        Aa2            1,455        7% due 1/01/2005(g)                                  1,475

Arkansas - 0.2%     AAA       Aaa            1,500    Little Rock, Arkansas, GO, Refunding (Capital
                                                      Improvement),  4% due 4/01/2006(e)                       1,547

Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal
Bond Fund, Inc. - Limited Maturity Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
VRDN      Variable Rate Demand Notes



Merrill Lynch Municipal Bond Fund, Inc. - Limited Maturity Portfolio
Schedule of Investments as of September 30, 2004  (concluded)                                        (in Thousands)
                     S&P      Moody's        Face
State               Ratings   Ratings        Amount   Municipal Bonds                                       Value
California - 2.9%   BBB       A3         $    3,165   California Pollution Control Financing Authority,
                                                      PCR (Southern California Edison Company), VRDN,     $    3,147
                                                      Series B,  2% due 3/01/2006(b)

                    BBB+      NR*             2,250   California Pollution Control Financing Authority,
                                                      Solid Waste Disposal Revenue Bonds (Republic             2,249
                                                      Services Inc. Project), AMT, VRDN, 2% due
                                                      12/01/2004(b)

                    A         A3             10,000   California Statewide Communities Development
                                                      Authority Revenue Bonds (Kaiser Permanente),            10,118
                                                      VRDN, Series C,  3.70% due 6/01/2005(b)

                    AAA       Aaa             3,750   Natomas, California, Unified School District, COP
                                                      (Natomas High School Project),  VRDN, 2.50% due          3,753
                                                      2/01/2005(b)(c)

Colorado - 1.3%                                       Denver, Colorado, City and County Airport Revenue
                                                      Refunding Bonds, AMT, Series A:
                    AAA       Aaa             3,175       5.50% due 11/15/2004(c)                              3,190
                    AAA       Aaa             5,000       VRDN, 5.25% due 11/15/2006(b)(f)                     5,320

Connecticut - 1.6%                                    Connecticut State, GO, Refunding:
                    AA        Aa3             2,700       Series C,  4% due 12/15/2005                         2,774
                    AAA       Aaa             5,000       Series D,  5% due 8/01/2005(e)                       5,138

                    AAA       Aaa             2,630   Waterbury, Connecticut, GO, Refunding,
                                                      4% due 2/01/2005(h)                                      2,649

Delaware - 1.1%     AAA       Aaa             3,000   Delaware State, GO, Refunding, Series A,
                                                      5% due 7/01/2006                                         3,165

                    AAA       Aaa             4,125   Delaware State, GO, Series A,  5% due 1/01/2006          4,291

Florida - 2.2%      AA+       Aa2             1,000   Florida State Board of Education, Capital Outlay,
                                                      GO (Public Education), Series B,  5.625% due
                                                      6/01/2005                                                1,026

                    AAA       Aaa             2,500   Florida State Board of Education, Lottery Revenue
                                                      Bonds, Series B,  5.25% due 7/01/2005(f)                 2,567

                    AAA       Aaa               400   Hillsborough County, Florida, Aviation Authority
                                                      Revenue Refunding Bonds (Tampa International
                                                      Airport), AMT, Series A,  5% due 10/01/2005(c)             412

                    AAA       Aaa             9,685   Orlando, Florida, Greater Orlando Aviation Authority,
                                                      Airport Facilities Revenue Refunding Bonds,
                                                      Series C,  5% due 10/01/2004(d)                          9,686

                    AAA       Aaa               500   Tallahassee, Florida, Energy System Revenue Bonds,
                                                      Series B,  4% due 10/01/2004(e)                            500

Georgia - 2.6%      NR*       Aa2             5,000   Coweta County, Georgia, School District, GO,
                                                      Sales Tax,  4.50% due 8/01/2005                          5,117

                    AAA       Aaa             2,550   Georgia State, GO, Refunding, Series A,
                                                      6.25% due 3/01/2006                                      2,707

                    AAA       Aaa             4,360   Georgia State, GO, Series B,  4.50% due 5/01/2006        4,546

                                                      Gwinnett County, Georgia, School District, GO,
                                                      Refunding:
                    AA+       Aaa             4,000       4% due 2/01/2005                                     4,032
                    AA+       Aaa             1,000       4.50% due 2/01/2006                                  1,036

Hawaii - 0.5%       AAA       Aa3             3,505   Hawaii State Highway Revenue Refunding Bonds,
                                                      3% due 7/01/2005(e)                                      3,539

Illinois - 3.2%     AAA       Aaa            17,000   Illinois Development Finance Authority, PCR,
                                                      Refunding (Commonwealth Edison Company Project),
                                                      Series A,  4.40% due 12/01/2006(c)                      17,778

                                                      University of Illinois, COP (Utility Infrastructure
                                                      Projects), Refunding (c):
                    AAA       Aaa             1,065       4% due 8/15/2005                                     1,086
                    AAA       Aaa             2,000       5% due 8/15/2006                                     2,112

Indiana - 0.7%      BBB+      Baa1            4,300   Indiana State Development Finance Authority, PCR,
                                                      Refunding (Southern Indiana Gas & Electric), VRDN,
                                                      AMT, Series C,  5% due 3/01/2006(b)(c)                   4,436

Iowa - 1.9%                                           Ankeny, Iowa, GO, BAN:
                    NR*       MIG1+           6,920       Series C,  1.50% due 6/01/2005                       6,928
                    NR*       MIG1+           5,775       Series D,  2% due 12/01/2005                         5,778

Kansas - 3.1%       SP1+      MIG1+          20,229   Unified Government of Wyandotte Coounty and Kansas
                                                      City, Kansas, GO (Municipal Temporary Notes),
                                                      Series I,  1.35% due 4/01/2005                          20,176

Kentucky - 0.8%     NR*       MIG1+           5,500   Newport, Kentucky, GO, BAN,  2.41% due 12/01/2004        5,503

Louisiana - 0.6%    AAA       Aaa             4,000   Orleans Parish, Louisiana, School Board, GO, 7.50%
                                                      due 9/01/2005(a)(f)                                      4,213

Maryland - 0.2%     A         A3              1,050   Maryland State Health and Higher Educational
                                                      Facilities Authority, Revenue Refunding Bonds
                                                      (Lifebridge Health), Series A,  4% due 7/01/2006         1,082

Massachusetts -     A1+       Baa2            3,000   Massachusetts State Development Finance Agency,
4.8%                                                  IDR (The Mead Corporation Project), VRDN, AMT,
                                                      Series A,  2.25% due 11/01/2033(b)                       3,000

                                                      Massachusetts State, GO (Consolidated Loan) (a):
                    AAA       Aaa             4,700       Series A, 5.25% due 1/01/2006(d)                     4,948
                    AAA       Aaa             7,725       Series B, 5.75% due 6/01/2006(f)                     8,294

                    AA        Aa2            15,070   New England Education Loan Marketing Corporation,
                                                      Massachusetts, Student Loan Revenue Refunding
                                                      Bonds, AMT, Series A,  5.70% due 7/01/2005              15,506


Michigan - 4.9%     AAA       Aaa             5,000   Detroit, Michigan, Economic Development
                                                      Corporation, Resource Recovery Revenue Refunding
                                                      Bonds, AMT, Series A,  3.80% due 5/01/2005(c)            5,060

                    AAA       Aaa            32,750   Huron Valley, Michigan, School District,
                                                      GO, 6.535%** due 5/01/2006(a)(f)                        11,665

                                                      Michigan Municipal Bond Authority Revenue Bonds:
                    AA+       Aa1             1,000       (Local Government Loan Program), Series C,
                                                          4% due 5/01/2006                                     1,033
                    AA+       Aaa             6,890       (Pooled Project), Series B, 5.625% due
                                                          4/01/2006(a)                                         7,414

                    AA        Aa2             3,000   Michigan State Building Authority, Revenue
                                                      Refunding Bonds (Facilities Program), Series III,
                                                      5% due 10/15/2004                                        3,004

                                                      Michigan State Hospital Finance Authority,
                                                      Revenue Refunding Bonds (Oakwood Obligated Group):
                    A         A2              2,000       5% due 11/01/2005                                    2,055
                    A         A2              2,000       5% due 11/01/2006                                    2,091

Minnesota - 2.1%    NR*       NR*             7,915   Minneapolis, Minnesota, Revenue Bonds (Minneapolis
                                                      Society of Fine Arts), VRDN, 1.38% due
                                                      10/14/2015(b)                                            7,895

                    AA+       Aa1             6,000   Minnesota State Housing Finance Agency Revenue
                                                      Bonds (Residential Housing Finance), VRDN, Series D,
                                                      1.40% due 7/01/2005(b)                                   5,984

Missouri - 2.0%     AAA       Aaa             3,980   Kansas City, Missouri, Passenger Facility Charge
                                                      Revenue Bonds, AMT,  5% due 4/01/2007(c)                 4,230

                    NR*       Aaa             4,000   Kansas City, Missouri, School District, Building
                                                      Revenue Refunding Bonds, Series A,  5% due
                                                      2/01/2006(f)                                             4,169

                    NR*       MIG1+           5,000   Missouri State Public Utilities Commission,
                                                      Interim Construction Notes,  2.75% due 10/01/2005        5,044

New Jersey - 2.0%   SP1       MIG2+           4,680   Jersey City, New Jersey, GO, Refunding (Real
                                                      Property Tax Appeal), Series A,  2.50% due 1/07/2005     4,685

                    AAA       Aaa             3,000   New Jersey EDA, Market Transition Facility Revenue
                                                      Refunding Bonds, Senior Lien, Series A,  5% due          3,161
                                                      7/01/2006(d)

                    AAA       Aaa             5,000   New Jersey State Transit Corporation, COP, 6.50%
                                                      due 4/01/2007(a)(e)                                      5,592

New Mexico - 3.9%   AAA       Aaa             6,645   New Mexico Finance Authority, Public Project
                                                      Revolving Fund Revenue Bonds, Series C,  4% due
                                                      6/01/2006(c)                                             6,878

                    AA        Aa2             5,000   New Mexico State Severance Tax Refunding Bonds,
                                                      Series A,  5% due 7/01/2005                              5,124

                    AAA       Aaa             3,595   Rio Rancho, New Mexico, Water and Wastewater
                                                      System Revenue Bonds, Series A, 6% due
                                                      5/15/2006(a)(e)                                          3,834

                    NR*       A2             10,000   San Juan County, New Mexico, Gross Receipts Tax
                                                      Revenue Bonds, Subordinate Series A,  2.50% due
                                                      8/15/2005                                               10,059


New York - 5.0%     AA-       A3              5,000   Metropolitan Transportation Authority, New York,
                                                      Service Contract Revenue Bonds, Series B,  5.25%
                                                      due 7/01/2006                                            5,281

                    A         A2              7,000   New York City, New York, GO, Refunding, Series G,
                                                      5% due 8/01/2005                                         7,181

                    SP1+      MIG1+          16,000   New York State Thruway Authority, General Revenue
                                                      Bonds, BAN, VRDN, Series A,  2.25% due
                                                      10/06/2005(b)                                           16,091

                    AAA       Aaa             4,000   Suffolk County, New York, IDA, Southwest Sewer
                                                      System Revenue Refunding Bonds,  4% due
                                                      2/01/2006(h)                                             4,111

North Carolina -    AAA       Aa1             6,100   North Carolina State, GO, Refunding,
1.8%                                                  4% due 3/01/2007                                         6,395

                    AAA       Aa1             5,000   North Carolina State, Public School Building, GO,
                                                      4.60% due 4/01/2006                                      5,210

Ohio - 3.3%         NR*       Aaa               375   Mason, Ohio, COP (Municipal Facilities Project),
                                                      3.50% due 12/01/2004(d)                                    376

                    BB+       Baa2            4,000   Ohio State Air Quality, Development Authority,
                                                      Revenue Refunding Bonds (Ohio Edison Project), VRDN,
                                                      Series B,  2.25% due 6/01/2005(b)                        4,001

                                                      Ohio State, Highway Capital Improvement, GO:
                    AAA       Aa1             5,375       Series C,  4.75% due 5/01/2005                       5,473
                    AAA       Aa1             4,850       Series F,  5% due 5/01/2005                          4,946

                    BB+       Baa2            7,000   Ohio State Water Development Authority, Pollution
                                                      Control Facilities Revenue Refunding Bonds
                                                      (Ohio Edison Company), VRDN, AMT, Series B,
                                                      3.35% due 12/01/2005(b)                                  6,997

Oklahoma - 4.2%     NR*       Aaa               630   Midwest City, Oklahoma, Municipal Authority,
                                                      Capital Improvement Revenue Bonds,  4.55% due
                                                      6/01/2005(e)(g)                                            642

                    AAA       Aaa             3,040   Oklahoma City, Oklahoma, Airport Trust Revenue
                                                      Refunding Bonds, Junior Lien, AMT, 28th Series,          3,089
                                                      4% due 7/01/2005(d)

                    AAA       NR*            21,364   Oklahoma County, Oklahoma, HFA, Single Family
                                                      Revenue Bonds, VRDN, Series D,  1.155% due
                                                      1/02/2005(b                                             21,364

                    A2        VMIG2           2,500   Oklahoma Development Finance Authority Revenue
                                                      Bonds (Conoco Project), VRDN, AMT, Series B,
                                                      1.87% due 8/01/2037(b)                                   2,500

Oregon - 2.0%       NR*       Aa2            10,770   Portland, Oregon, Limited Tax, GO, Refunding, VRDN,
                                                      Series B,  3% due 12/15/2004(b)                         10,803

                    AA+       Aa3             2,385   Tri-County, Oregon, Metropolitan Transportation
                                                      District Revenue Bonds, Series A,  5.25% due
                                                      8/01/2005                                                2,455

Pennsylvania -      AAA       Aaa             9,620   Allegheny County, Pennsylvania, Port Authority,
2.4%                                                  Subordinate Lien Special Revenue Transportation
                                                      Bonds,  5.375% due 6/01/2006(d)                         10,177

                    NR*       MIG1+           3,000   Midway Sewerage Authority, Pennsylvania, Revenue
                                                      Notes,  2% due 12/01/2005                                3,001

                    AAA       Aaa             2,750   Pennsylvania State, GO, Refunding,
                                                      5.125% due 9/15/2006(c)                                  2,922

Rhode Island -      AA+       Aa2             2,500   Rhode Island Housing and Mortgage Finance
2.0%                                                  Corporation, Homeowner Opportunity Revenue Bonds,
                                                      AMT, Series 41-C,  3.375% due 11/01/2005                 2,535

                    A+        Aa3            10,000   Rhode Island State Economic Development
                                                      Corporation, Grant Anticipation Bonds (Rhode Island
                                                      Department of Transportation),  5% due 6/15/2006        10,513

South Carolina -    NR*       Aa1             3,565   Beaufort County, South Carolina, School District,
0.7%                                                  GO, Refunding, Series C,  5% due 4/01/2007               3,825

                    AAA       Aaa               500   South Carolina State Highway, GO, Series B,
                                                      5.25% due 4/01/2005                                        509

Tennessee - 0.6%    NR*       Aaa             3,815   Hamilton County, Tennessee, GO, Refunding,
                                                      4% due 10/01/2005(f)                                     3,901

Texas - 10.6%       AAA       Aaa             3,310   Corpus Christi, Texas, GO (General Improvement),
                                                      Refunding, Series A,  5% due 3/01/2006(e)                3,456

                    AAA       Aaa             1,000   El Paso, Texas, Airport Revenue Refunding Bonds
                                                      (El Paso International Airport), AMT,  4% due
                                                      8/15/2005(e)                                             1,018

                    NR*       Aa1             8,180   Gulf Coast Waste Disposal Authority, Texas,
                                                      PCR (Amoco Oil Company Project), VRDN,  2% due
                                                      10/01/2006(b)                                            8,172

                    AA        Aa3             5,250   Houston, Texas, Independent School District, GO
                                                      (Public Property Finance Contractual Obligations),
                                                      3% due 7/15/2005                                         5,304

                    A         A1              1,000   Lower Colorado River Authority, Texas, Revenue
                                                      Refunding Bonds,  5% due 5/15/2005                       1,020

                    A         A2              2,750   Lower Colorado River Authority, Texas, Transmission
                                                      Contract Revenue Refunding Bonds (LCRA
                                                      Transmission Services Corp. Project), Series C,
                                                      5% due 5/15/2005                                         2,805

                                                      Matagorda County, Texas, Navigation District No. 1,
                                                      PCR, Refunding (Central Power and Light
                                                      Company Project), VRDN (b):
                    BBB       Baa2            5,000       AMT, Series B,  2.35% due 11/01/2004                 4,998
                    BBB       Baa2            5,000       Series A,  2.15% due 11/01/2004                      4,999

                    AA+       Aa1             4,000   Texas A & M University, Financing System Revenue
                                                      Refunding Bonds,  4.65% due 5/15/2006                    4,176

                    AAA       Aaa            10,025   Texas Public Finance Authority, Capital Appreciation
                                                      Building Revenue Refunding Bonds,  2.45%** due
                                                      8/01/2006(d)(g)                                          9,660

                    AA        Aa1             5,750   Texas State, Texas Public Finance Authority, GO,
                                                      Refunding, Series B,  6% due 10/01/2004(c)               5,751

                    AAA       Aaa             3,000   Texas Water Development Board Revenue Bonds
                                                      (State Revolving Fund), Senior Lien, Series A,  6%
                                                      due 7/15/2006                                            3,215

                    AAA       Aaa             4,950   University of Houston, Texas, University Revenue
                                                      Refunding Bonds, Series B,  5% due 2/15/2005(e)          5,012

                    NR*       Aaa            10,000   Weatherford, Texas, Independent School District,
                                                      GO, VRDN, Series A,  2.50% due 8/01/2005(b)             10,026

Virginia - 2.7%     BBB       NR*             7,000   Amelia County, Virginia, IDA, Solid Waste Disposal
                                                      Revenue Refunding Bonds (Waste Management
                                                      Project), VRDN, AMT,  4.90% due 4/01/2005(b)             7,078

                    BBB+      A3              6,875   Louisa, Virginia, IDA, Solid Waste and Sewer
                                                      Disposal Revenue Bonds (Virginia Electric and Power
                                                      Company Project), VRDN, AMT, Series A,
                                                      3.15% due 4/01/2007(b)                                   6,801

                    AA+       Aa1             3,900   Virginia State Public School Authority, School
                                                      Financing, GO, Series B,  4% due 8/01/2005               3,975

Washington - 4.5%   AA+       Aa1             3,345   King County, Washington, GO, Refunding,
                                                      5% due 12/01/2005                                        3,470

                    AAA       Aa1             2,180   Seattle, Washington, GO,  5% due 8/01/2006               2,302

                                                      Seattle, Washington, GO, Refunding and Improvement:
                    AAA       Aa1             5,000       4% due 8/01/2005                                     5,096
                    AAA       Aa1             3,455       4% due 8/01/2006                                     3,586

                    AAA       Aaa             2,180   Seattle, Washington, GO, Refunding, Series A,
                                                      5.25% due 3/01/2005                                      2,213

                    AA        Aa1             7,195   Washington State, GO, Series B and AT-7,
                                                      6.10% due 6/01/2006                                      7,687

                    AAA       Aaa             5,000   Washington State Public Power Supply System,
                                                      Revenue Refunding Bonds (Nuclear Project Number 1),
                                                      Series A,  6% due 7/01/2005(c)                           5,160

West Virginia -     AAA       Aaa             2,230   West Virginia State Building Commission
0.4%                                                  Revenue Bonds, Series A, 5.50% due 7/01/2006(d)          2,368

Wisconsin - 3.0%    SP1+      NR*             7,500   Racine, Wisconsin, Waterworks System, BAN,
                                                      2.125% due 9/01/2005                                     7,503

                    AA-       Aa3            11,795   Wisconsin State, GO, Series C,
                                                      4% due 5/01/2006                                        12,186

Puerto Rico - 2.9%                                    Puerto Rico Commonwealth Highway and Transportation
                                                      Authority, Highway Revenue Refunding
                                                      Bonds, Series AA:
                    A         Baa1           13,505       5% due 7/01/2005                                    13,830
                    A         Baa1            5,000       5% due 7/01/2006                                     5,257

                                                      Total Municipal Bonds  (Cost - $616,174) - 93.6%       617,054

                                             Shares
                                             Held             Short-Term Securities                         Value

                                             46,714    Merrill Lynch Institutional Tax-Exempt
                                                       Fund (I)                                         $     46,714

                                                       Total Short-Term Securities
                                                       (Cost - $46,714) - 7.1%                                46,714

                    Total Investments  (Cost - $662,888***)  - 100.7%                                        663,768
                    Liabilities in Excess of Other Assets - (0.7%)                                            (4,859)
                                                                                                        ------------
                    Net Assets - 100.0%                                                                 $    658,909
                                                                                                        ============

(a)Prerefunded.
(b)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(c)AMBAC Insured.
(d)MBIA Insured.
(e)FSA Insured.
(f)FGIC Insured.
(g)Escrowed to maturity.
(h)XL Capital Insured.
(i)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                             (in Thousands)

                                   Net          Dividend
Affiliate                       Activity         Income

Merrill Lynch Institutional
  Tax-Exempt Fund                 29,900          $48

*Not Rated.
**Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
***The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                                (in Thousands)

Aggregate cost                   $     662,846
                                 =============
Gross unrealized appreciation    $       1,942
Gross unrealized depreciation           (1,062)
                                 -------------
Net unrealized appreciation      $         880
                                 =============

+Highest short-term rating by Moody's Investors Service, Inc.



Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio
Schedule of Investments as of September 30, 2004                                                        (in Thousands)
                    S&P       Moody's       Face
State               Ratings   Ratings       Amount    Municipal Bonds                                       Value
Alabama - 2.2%                                        Alabama Water Pollution Control Authority
                                                      Revenue Bonds (b):
                    AAA       Aaa        $    3,020       5.75% due 8/15/2018                            $     3,401
                    AAA       Aaa             1,585       Revolving Fund Loan, Series A,
                                                          6.75% due 8/15/2005(a)                               1,655
                    AAA       Aaa            10,000   Lauderdale County and Florence, Alabama,
                                                      Health Care Authority, Revenue Refunding Bonds          11,226
                                                      (Coffee Health Group), Series A, 6% due 7/01/2029(e)

                    AAA       Aaa             7,000   University of Alabama, University Revenue Bonds
                                                      (Birmingham),  6% due 10/01/2020(g)                      7,899

Arkansas - 0.6%     NR*       Aaa             6,060    University of Arkansas, University Revenue Bonds
                                                       (Various Facility, Fayetteville Campus),
                                                       5.50% due 12/01/2021(g)                                 6,771

Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc.
- Insured Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family


Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio
Schedule of Investments as of September 30, 2004 (concluded)                                            (in Thousands)
                    S&P       Moody's       Face
State               Ratings   Ratings       Amount    Municipal Bonds                                       Value
California - 20.2%  AAA       Aaa        $   10,000   California Infrastructure and Economic
                                                      Development Bank Revenue Bonds (Bay Area Toll
                                                      Bridges), 1st Lien, Series A, 5.25% due
                                                      7/01/2021(I)                                        $   10,869


                    AAA       Aaa            27,250   California Pollution Control Financing Authority,
                                                      PCR, Refunding (Pacific Gas & Electric), AMT,
                                                      Series A, 5.35% due 12/01/2016(e)                       29,498

                    AAA       Aaa             2,075   California State Department of Veteran Affairs,
                                                      Home Purpose Revenue Refunding Bonds, Series A,
                                                      5.35% due 12/01/2027(b)                                  2,157

                                                      California State, Department of Water Resources,
                                                      Power Supply Revenue Bonds, Series A:
                    AAA       Aaa            12,000       5.375% due 5/01/2017(f)                             13,325
                    AAA       Aaa            10,250       5.375% due 5/01/2021(e)                             11,177
                    AAA       Aaa             6,385       5.375% due 5/01/2022(e)                              6,927

                                                      Golden State Tobacco Securitization Corporation
                                                      of California, Tobacco Settlement Revenue Bonds,
                                                      Series B (g):
                    AAA       Aaa            23,200       5.375% due 6/01/2028                                24,241
                    AAA       Aaa             5,000       5.50% due 6/01/2033                                  5,370

                                                      Industry, California, Urban Development Agency,
                                                      Tax Allocation Bonds, Series 1-B (e):
                    AAA       Aaa             5,645       5% due 5/01/2020                                     5,965
                    AAA       Aaa             6,000       5% due 5/01/2021                                     6,283

                    AAA       Aaa            26,085   Los Angeles, California, Community College District,
                                                      GO, Series A,  5.50% due 8/01/2019(e)                   29,315

                    AAA       Aaa             7,830   Los Angeles, California, Community Redevelopment
                                                      Agency, Community Redevelopment Financing
                                                      Authority Revenue Bonds (Bunker Hill Project),
                                                      Series A,  5% due 12/01/2024(i)                          8,120

                    AAA       Aaa             5,000   Los Angeles, California, GO, Series A,
                                                      5% due 9/01/2019(e)                                      5,359

                                                      Los Angeles, California,
                                                      Unified School District, GO:
                    AAA       Aaa            13,690       (Election of 1997), Series F,
                                                           5% due 1/01/2028(g)                                14,050
                    AAA       Aaa            13,800       Series A,  5% due 1/01/2028(e)                      14,163

                    AAA       Aaa             8,965   Modesto, California, Schools Infrastructure
                                                      Financing Agency, Special Tax Bonds,
                                                      5.50% due 9/01/2036(b)                                   9,698

                    AAA       Aaa             6,440   Palm Springs, California, Financing Authority,
                                                      Lease Revenue Refunding Bonds (Convention Center
                                                      Project), Series A,  5.50% due 11/01/2035(e)             7,004

                    AAA       Aaa            11,685   Rialto, California, Unified School District,
                                                      GO, Series A, 6.24%** due 6/01/2025(g)                   4,043

                    AAA       Aaa             5,075   Sacramento, California, Unified School
                                                      District, GO (Election of 1999), Series B,
                                                      5% due 7/01/2026(g)                                      5,219

                    AAA       Aaa             8,390   San Joanquin Hills, California, Transporation
                                                      Corridor Agency, Toll Road Revenue Refunidng Bonds,
                                                      Series A,  5.28%** due 1/15/2024(e)                      3,122

                    AAA       Aaa             3,575   Tahoe Truckee, California, Unified School
                                                      District, GO (School Facilities Improvement
                                                      District Number 2), Series A, 5.25% due 8/01/2029(e)     3,766

                    AAA       Aaa             2,000   University of California, Revenue Refunding Bonds,
                                                      Series A,  5.125% due 5/15/2020(b)                       2,157

Colorado - 5.5%     AAA       Aaa            19,250   Aurora, Colorado, COP,6% due 12/01/2025(b)              21,864

                    NR*       Aaa            31,160   Denver, Colorado, City and County Airport
                                                      Revenue Refunding Bonds, RIB, Series 153,
                                                      9.971% due 11/15/2025(d)(e)                             34,421

                    AAA       Aaa             4,000   Logan County, Colorado, Justice Center
                                                      Finance Corporation, COP,  5.50% due 12/01/2020(e)       4,480

Florida - 2.6%      AAA       Aaa             5,500   Dade County, Florida, Water and Sewer System
                                                      Revenue Bonds,  5.25% due 10/01/2026(g)                  5,705

                    NR*       Aaa            15,000   Escambia County, Florida, Health Facilities
                                                      Authority, Health Facility Revenue Bonds
                                                      (Florida Health Care Facility Loan),
                                                      5.95% due 7/01/2020(b)                                  15,421

                    AAA       Aaa             4,025   Lee County, Florida, IDA, Utility System Revenue
                                                      Bonds (Bonita Springs Utilities Inc. Project), AMT,
                                                      5% due 11/01/2024(g)                                     4,131

                    AAA       Aaa             2,240   West Coast Regional Water Supply Authority, Florida,
                                                      Capital Improvement Revenue Bonds, 10.40%                2,935
                                                      due 10/01/2010(a)(b)

Georgia - 3.4%                                        Georgia Municipal Electric Authority,
                                                      Power Revenue Bonds, Series Y (b):
                    AAA       Aaa             8,510       6.40% due 1/01/2013                                 10,058
                    AAA       Aaa               490       6.40% due 1/01/2013 (c)                                582

                    AAA       Aaa            20,000   Georgia Municipal Electric Authority, Power
                                                      Revenue Refunding Bonds, Series EE,  7% due             26,694
                                                      1/01/2025(b)

Hawaii - 1.0%       AAA       Aaa            10,170   Honolulu, Hawaii, City and County GO,
                                                      Refunding, Series B,  5% due 7/01/2009(e)               11,187

Illinois - 3.7%                                       Chicago, Illinois, O'Hare International
                                                      Airport Revenue Bonds, 3rd Lien, AMT, Series B-2:
                    AAA       Aaa             3,200     5.75% due 1/01/2023(I)                                 3,500
                    AAA       Aaa             9,215     5.75% due 1/01/2024(I)                                10,049
                    AAA       Aaa            17,690     6% due 1/01/2027(e)                                   19,594

                    AAA       Aaa             6,800   Illinois State, GO,  5.75% due 5/01/2021(e)              7,298

Indiana - 1.0%      AAA       Aaa            10,000   Indiana Transportation Finance Authority,
                                                      Highway Revenue Bonds, Series A,  5.25% due
                                                      6/01/2029(g)                                            10,510

Kansas - 0.5%       AAA       Aaa             5,145   Manhattan, Kansas, Hospital Revenue Bonds
                                                      (Mercy Health Center),  5.50% due 8/15/2020(I)           5,730

Kentucky - 0.2%     AAA       Aaa             2,490   Knox County, Kentucky,GO, Series B,
                                                      5.625% due 6/01/2036(f)                                  2,738


Maryland - 0.5%     AAA       Aaa             4,400   Maryland State Health and Higher Educational
                                                      Facilities Authority Revenue Bonds (University
                                                      of Maryland Medical System), Series B, 7%
                                                      due 7/01/2022(g)                                         5,767

Massachusetts -
3.0%                AAA       Aaa             4,000   Massachusetts State HFA, Rental Housing Mortgage
                                                      Revenue Bonds, AMT, Series C, 5.60% due 1/01/2045(i)     4,128

                                                      Massachusetts State Special Obligation Dedicated
                                                      Tax Revenue Bonds (g):
                    AAA       Aaa             4,750       5.25% due 1/01/2025                                  5,061
                    AAA       Aaa            10,000       5.25% due 1/01/2026                                 10,601
                    AAA       Aaa            12,250       5.25% due 1/01/2027                                 12,986

Michigan - 2.6%     AAA       Aaa             4,305   Michigan State, HDA, Rental Housing Revenue
                                                      Refunding Bonds, Series B, 6.15% due 10/01/2015(e)       4,442

                                                      Michigan State Strategic Fund, Limited Obligation
                                                      Revenue Refunding Bonds:
                    AAA       Aaa            10,000       (Detroit Edison Company), Series AA,
                                                           6.40% due 9/01/2025(e)                             10,584
                    AAA       Aaa            13,145       (Detroit Edison Company Project), AMT,
                                                          Series A,  5.50% due 6/01/2030(f)                   13,780

Minnesota - 1.4%    NR*       Aaa             5,860   Delano, Minnesota, Independent School
                                                      District Number 879, GO, Series A,
                                                      5.875% due 2/01/2025(I)                                  6,680

                                                      Sauk Rapids, Minnesota, Independent School
                                                      District Number 047, GO, Series A (e):
                    NR*       Aaa             3,735       5.65% due 2/01/2020                                  4,215
                    NR*       Aaa             4,440       5.70% due 2/01/2021                                  5,023

Mississippi - 1.2%  AAA       Aaa             1,320   Harrison County, Mississippi, Management District
                                                      Revenue Refunding Bonds (Wastewater Treatment
                                                      Facilities), Series A, 8.50% due 2/01/2013(g)            1,786

                    NR*       Aaa            10,000   Mississippi Hospital Equipment and Facilities
                                                      Authority Revenue Bonds (Forrest County General         11,132
                                                      Hospital Project),  6% due 1/01/2030(i)

Missouri - 2.2%                                       Kansas City, Missouri, Airport Revenue Refunding
                                                      and Improvement Bonds, Series A (e):
                    AAA       Aaa            12,990      5.50% due 9/01/2013                                  14,316
                    AAA       Aaa             9,000      5.50% due 9/01/2014                                   9,919

Nevada - 6.1%                                         Clark County, Nevada, IDR, AMT, Series A:
                    AAA       Aaa            10,000      (Power Company Project), 6.70% due 6/01/2022(g)      10,390
                    AAA       Aaa             9,575      (Southwest Gas Corporation Project),
                                                          5.25% due 7/01/2034(b)                               9,750

                    AAA       Aaa            45,000   Washoe County, Nevada, Water Facility Revenue
                                                      Bonds (Sierra Pacific Power Company), AMT,  6.65%
                                                      due 6/01/2017(e)                                        46,863

New Jersey - 6.5%   AAA       Aaa             6,810   Cape May County, New Jersey, Industrial Pollution
                                                      Control Financing Authority, Revenue Refunding
                                                      Bonds (Atlantic City Electric Company Project),
                                                      Series A,  6.80% due 3/01/2021(e)                        8,910

                                                      Garden State Preservation Trust, New Jersey,
                                                      Open Space and Farmland Preservation Revenue Bonds,
                                                      Series A (i) (k):
                    AAA       Aa3             3,125       5.80% due 11/01/2021                                 3,444
                    AAA       Aa3             8,310       5.80% due 11/01/2022                                 9,123
                    AAA       Aa3             4,340       5.80% due 11/01/2023                                 4,735

                    AAA       Aaa            23,000   Garden State Preservation Trust, New Jersey,
                                                      Revenue Bonds, Series B,  5.17%** due 11/01/2024 (I)     8,664

                    AAA       Aaa            23,000   New Jersey EDA, Motor Vehicle Surcharge Revenue
                                                      Bonds, Series A,  5.25% due 7/01/2033(e)                24,274

                    NR*       Aaa            12,500   New Jersey EDA, Natural Gas Facilities Revenue
                                                      Refunding Bonds (NUI Corporation), RIB, Series          13,093
                                                      371, 10.73% due 10/01/2022(b)(d)

New York - 9.4%     NR*       Aaa            12,075   New York City, New York, City Municipal
                                                      Water Finance Authority, Water and Sewer
                                                      System Revenue Bonds, RIB, Series 158,
                                                      9.567% due 6/15/2026(d)(e)                              13,837

                                                      New York City, New York, GO:
                    AAA       Aaa             5,155       Refunding, Series G,  5.75% due 2/01/2006(I)         5,478
                    AAA       Aaa            11,500       Series C,  5.625% due 3/15/2018(f)                  13,068
                    AAA       Aaa            21,000       Series I,  6% due 4/15/2007(I)                      23,118

                    AAA       Aaa             9,190   New York State Dormitory Authority Revenue
                                                      Bonds (School Districts Financing Program), Series D,    9,827
                                                      5.25% due 10/01/2023(e)

                    AAA       A3                365   New York State Dormitory Authority, Revenue
                                                      Refunding Bonds, Series A,  5.75% due 8/15/2022 (e)        400

                    AAA       Aaa                 5   Niagara Falls, New York, GO, Public Improvement,
                                                      6.90% due 3/01/2024(e)                                       5

                    AAA       Aaa            34,830   Tobacco Settlement Financing Corporation of
                                                      New York Revenue Bonds, Series A-1,  5.25% due          37,332
                                                      6/01/2022(b)

North Carolina -    AAA       Aaa             3,370   North Carolina HFA, Home Ownership Revenue
0.3%                                                  Bonds, AMT, Series 14-A, 5.35% due 1/01/2022(b)          3,511


North Dakota - 0.4% AAA       Aa2             4,030   North Dakota State, HFA, Revenue Bonds
                                                      (Housing Finance Program), Series C,  5.30% due
                                                      7/01/2022(b)                                             4,172

Ohio - 0.1%         AAA       Aaa             1,075   Ohio State Water Development Authority, Pollution
                                                      Control Facilities Revenue Bonds (Water
                                                      Control Loan Fund-Water Quality Series), 5.50%
                                                      due 6/01/2014(e)                                         1,185

Oklahoma - 0.7%     AAA       Aaa             6,385   Oklahoma State IDR, Refunding (Health System),
                                                      Series A,  6.25% due 8/15/2016(e)                        7,312

Oregon - 1.4%       AAA       Aaa             8,700   Oregon State Department, Administrative Services,
                                                      COP, Series A, 6.25% due 5/01/2010(a)(b)                10,256

                    AAA       Aaa             3,865   Port of Portland, Oregon, Airport Revenue
                                                      Refunding Bonds (Portland International Airport), AMT,
                                                      Series 7-B, 7.10% due 1/01/2012(a)(e)                    4,713

Pennsylvania -      AAA       Aaa             5,000   Pennsylvania HFA, S/F Revenue Bonds, AMT, Series 72A,
3.0%                                                  5.25% due 4/01/2021(e)                                   5,185

                    AAA       Aaa             8,350   Pennsylvania State, GO, Second Series,
                                                      5.25% due 6/01/2015(i)                                   9,423

                    AAA       Aaa             5,000   Pennsylvania State Turnpike Commission, Turnpike
                                                      Revenue Refunding Bonds, Series T,  5.50% due
                                                      12/01/2013(g)                                            5,777

                    AAA       Aaa             6,000   Philadelphia, Pennsylvania, Gas Works
                                                      Revenue Bonds, 12th Series B, 7% due 5/15/2020(c)(e)     7,488

                    AAA       Aaa             4,420   Philadelphia, Pennsylvania, Redevelopment Authority
                                                      Revenue Bonds (Neighborhood Transformation),
                                                      Series A,  5.50% due 4/15/2020(g)                        4,947

Rhode Island -      AAA       Aaa             6,815   Rhode Island State Economic Development Corporation,
0.7%                                                  Airport Revenue Bonds, Series B, 6% due 7/01/2028(g)     7,653

South Carolina -    AAA       Aaa             4,200   South Carolina State Public Service Authority,
0.4%                                                  Revenue Refunding Bonds, Series A,  6.25% due
                                                      1/01/2006(a)(b)                                          4,511

Texas - 3.8%        AAA        NR*            17,975  Dallas-Fort Worth, Texas, International Airport
                                                      Revenue Bonds, DRIVERS, AMT, Series 202, 10.163%
                                                      due 11/01/2028(d)(g)                                    21,845

                                                      El Paso, Texas, Water and Sewer Revenue
                                                      Refunding and Improvement Bonds, Series A (i):
                    AAA       Aaa             4,375       6% due 3/01/2018                                     5,072
                    AAA       Aaa              4,645      6% due 3/01/2019                                     5,385

                    AAA       Aaa             3,500   Houston, Texas, Water Conveyance System Contract,
                                                      COP, Series J,  6.25% due 12/15/2013(b)                  4,183

                                                      Texas State Department of Housing and Community
                                                      Affairs, S/F Mortgage Revenue Bonds, AMT,
                                                      Series A(e)(h):
                    AAA       Aaa             2,110       5.45% due 9/01/2023                                  2,201
                    AAA       Aaa             2,750       5.50% due 3/01/2026                                  2,838

Utah - 1.6%         AAA       Aaa             9,535   Utah Transit Authority, Sales Tax and Transportation
                                                      Revenue Bonds (Salt Lake County Light Rail Transit
                                                      Project), 5.375% due 12/15/2022(i)                      10,310

                                                      Utah Water Finance Agency Revenue Bonds
                                                      (Pooled Loan Financing Program), Series A (b):
                    NR*       Aaa             2,515       5.75% due 10/01/2015                                 2,873
                    NR*       Aaa             3,770       6% due 10/01/2020                                    4,320

Virginia - 3.2%     AAA       Aaa            19,755   Fairfax County, Virginia, EDA, Resource
                                                      Recovery Revenue Refunding Bonds, AMT,
                                                      Series A, 6.10% due 2/01/2011(b)                        22,525

                    AAA       Aaa            13,170   Virginia State HDA, Commonwealth Mortgage
                                                      Revenue Bonds, Series J, Sub-Series J-1,
                                                      5.20% due 7/01/2019(e)                                  13,396

Washington - 0.7%   AAA       Aaa             7,225   Chelan County, Washington, Public Utility
                                                      District Number 001, Consolidated Revenue
                                                      Bonds (Chelan Hydro System), AMT, Series A,
                                                      5.45% due 7/01/2037(b)                                   7,468

West
Virginia - 1.2%     AAA       Aaa            12,250   Pleasants County, West Virginia, PCR, Refunding
                                                      (Potomac-Pleasants), Series C, 6.15% due 5/01/2015(b)   12,786

Wisconsin - 1.2%    AAA       Aaa             9,000   Superior, Wisconsin,Limited Obligation Revenue
                                                      Refunding Bonds (Midwest Energy Resources),
                                                      Series E,  6.90% due 8/01/2021(g)                       11,805

                    AAA       Aa3             1,585   Wisconsin State, GO, AMT, Series B,
                                                      6.50% due 5/01/2025(e)                                   1,626

Puerto Rico - 1.0%                                    Puerto Rico Commonwealth, Highway and Transportation
                                                      Authority, Transportation Revenue Bonds (g):
                    AAA       Aaa             2,900       5.25% due 7/01/2017                                  3,231
                    AAA       Aaa             3,100       5.25% due 7/01/2018                                  3,434
                    AAA       Aaa             1,750       Series G,  5.25% due 7/01/2017                       1,950
                    AAA       Aaa             1,250       Series G,  5.25% due 7/01/2018                       1,385
                    AAA       Aaa             1,000       Series G,  5.25% due 7/01/2020                       1,099

                                                      Total Municipal Bonds  (Cost - $960,821) - 93.5%    $1,028,273


                                             Shares
                                               Held                  Mutual Funds

                                                300    BlackRock California Insured Municipal
                                                       2008 Term Trust, Inc.                                   4,959
                                                810    BlackRock Insured Municipal 2008 Term Trust, Inc.      13,397
                                                775    BlackRock Insured Municipal Term Trust, Inc.            8,688

                                                       Total Mutual Funds  (Cost - $27,440) - 2.4%            27,044

                                                                   Short-Term Securities

                                             52,817    Merrill Lynch Institutional Tax-Exempt Fund (j)        52,817

                                                       Total Short-Term Securities
                                                       (Cost - $52,817) - 4.8%                                52,817

                    Total Investments (Cost - $1,041,078***)  - 100.7%                                     1,108,134
                    Liabilities in Excess of Other Assets - (0.7%)                                            (7,890)
                                                                                                      --------------
                    Net Assets - 100.0%                                                               $    1,100,244
                                                                                                      ==============

(a)Prerefunded.
(b)AMBAC Insured.
(c)Escrowed to maturity.
(d)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(e)MBIA Insured.
(f)XL Capital Insured.
(g)FGIC Insured.
(h)FNMA/GNMA Collateralized.
(i)FSA Insured.
(j)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                           (in Thousands)

                                                  Net            Dividend
Affiliate                                         Activity        Income

Merrill Lynch Institutional Tax-Exempt  Fund      49,800           $82
(k)When-issued security.
*Not Rated.
**Represents a zero coupon bond; the interest rate shown
reflects the effective yield at the time of purchase by the Fund.
***The cost and unrealized appreciation/depreciation of
investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                               (in Thousands)

Aggregate cost                    $1,040,988
                                  ==========
Gross unrealized appreciation     $   69,279
Gross unrealized depreciation         (2,223)
                                  ----------
Net unrealized appreciation       $   67,056
                                  ==========


Forward interest rate swaps outstanding as of September 30, 2004 were as follows:
                                                                 (in Thousands)

                                                        Notional      Unrealized
                                                         Amount      Depreciation
Receive a variable rate equal to 7-Day Bond Market
Association Municipal Swap Index Rate and pays a
fixed rate of 4.099%

Broker, J.P. Morgan Chase Bank
Expires November 2018                                   $11,500      $     (395)



Schedule of Investments as of September 30, 2004
Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio
                                                                                                         (in Thousands)
                    S&P       Moody's       Face
State               Ratings   Ratings       Amount    Municipal Bonds                                         Value
Alabama - 0.5%      AAA       Aaa       $     3,820   Alabama Incentives Financing Authority,
                                                      Special Obligation Revenue Refunding Bonds,
                                                      Series A, 6% due 10/01/2029(c)                       $   4,317

                    BBB       Baa2              500   Mobile, Alabama, Industrial Development Board,
                                                      Environmental Improvement Revenue Refunding Bonds
                                                      (International Paper Company Project), AMT,
                                                      Series A,  6.35% due 5/15/2016                             539

                    BBB       Baa2            2,500   Selma, Alabama, IDB, Environmental Improvement
                                                      Revenue Refunding Bonds (International Paper Company
                                                      Project), AMT, Series A, 6.70% due 2/01/2018             2,729

Alaska - 0.5%       AAA       Aaa             3,000   Alaska State Housing Financial Corporation,
                                                      General Mortgage Revenue Refunding, Series A,
                                                      6% due 6/01/2027(f)                                      3,133

                    AAA       Aaa              3,860  Anchorage, Alaska, School, GO, Series B,
                                                      5.875% due 12/01/2010 (e)(j)                             4,475

Portfolio Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond
Fund, Inc., - National Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
CARS    Complementary Auction Rate Securities
COP     Certificates of Participation
DRIVERS Derivative Inverse Tax-Exempt Receipts
EDA     Economic Development Authority
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
S/F     Single-Family
VRDN    Variable Rate Demand Notes


Schedule of Investments as of September 30, 2004
Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio (concluded)
                                                                                                         (in Thousands)
                    S&P       Moody's       Face
State               Ratings   Ratings       Amount    Municipal Bonds                                         Value
Arizona - 2.7%      BBB+      Baa1      $     4,000   Arizona Health Facilities Authority Revenue
                                                      Bonds (Catholic Healthcare West), Series A,
                                                      6.625% due 7/01/2020                                 $   4,410


                    NR*       Aa1             2,000   Arizona Student Loan Acquisition Authority,
                                                      Student Loan Revenue Refunding Bonds,  AMT,
                                                      Senior Series B,  6.60% due 5/01/2010                    2,047

                    AAA       NR*             1,000   Glendale, Arizona, Development Authority,
                                                      Educational Facilities Revenue Refunding Bonds
                                                      (American Graduate School International),
                                                      7.125% due 7/01/2005(a)(j)                               1,051

                    BBB       Baa1            1,000   Maricopa County, Arizona, Hospital Revenue
                                                      Refunding Bonds (Sun Health Corporation),
                                                      6.125% due 4/01/2018                                     1,056

                    NR*       Ba1             2,375   Maricopa County, Arizona, IDA, Education Revenue
                                                      Bonds (Arizona Charter Schools Project 1), Series
                                                      A,  6.75% due 7/01/2029                                  2,333

                    BBB+      Baa1            1,625   Maricopa County, Arizona, IDA, Health Facilities
                                                      Revenue Refunding Bonds (Catholic Healthcare West
                                                      Project), Series A,  5% due 7/01/2021                    1,614

                    AAA       Aaa             1,000   Maricopa County, Arizona, IDA, M/F Housing Revenue
                                                      Bonds (Metro Gardens-Mesa Ridge Project), Series A,
                                                      5.65% due 7/01/2019(f)                                   1,021

                                                      Maricopa County, Arizona, Pollution Control
                                                      Corporation, PCR, Refunding, Series A:
                    BBB-      Baa3            1,200       (El Paso Electric Company Project),
                                                          6.25% due 5/01/2037                                  1,232
                    BBB       Baa2            1,000       (Public Service Company of New Mexico
                                                          Project), 6.30% due 12/01/2026                       1,052

                                                      Peoria, Arizona, Improvement District No. 8401,
                                                      Special Assessment Bonds No. 8802:
                    BBB+      NR*               430       7.20% due 1/01/2010                                    440
                    BBB+      NR*               510       7.20% due 1/01/2013                                    522

                                                      Peoria, Arizona, Improvement District, Special
                                                      Assessment Bonds No. 8801:
                    BBB+      NR*               190       7.30% due 1/01/2009                                    194
                    BBB+      NR*               395       7.30% due 1/01/2011                                    404

                    AAA       Aaa             2,330   Phoenix, Arizona, Civic Improvement Corporation,
                                                      Municipal Facilities, Excise Tax Revenue Bonds,
                                                      5.75% due 7/01/2016(e)                                   2,652

                    NR*       Caa2            5,000   Phoenix, Arizona, IDA, Airport Facility Revenue
                                                      Refunding Bonds (America West Airlines Inc.
                                                      Project), AMT,  6.30% due 4/01/2023                      3,684

                    NR*       Aaa             2,720   Phoenix, Arizona, IDA, Revenue Bonds (Camelback
                                                      Crossing),  6.20% due 9/20/2020(d)                       2,871

                    BBB-      NR*               545   Prescott Valley, Arizona, Improvement District,
                                                      Special Assessment Bonds (Sewer Collection System
                                                      Roadway Repair),  7.90% due 1/01/2012                      563

                    AA        NR*             3,515   Tucson, Arizona, IDA, Senior Living Facilities
                                                      Revenue Bonds (Christian Care  Tucson Inc. Project),
                                                      Series A,  6.125% due 7/01/2024(m)                       3,955

                    AAA       Aaa             3,180   University of Arizona, COP, Refunding, Series A,
                                                      5.50% due 6/01/2018(c)                                   3,582

                    AAA       Aaa             1,000   University of Arizona, COP (University of Arizona
                                                      Parking and Student Housing),  5.75% due 6/01/2019(c)    1,116


                    NR*       NR*             3,000   Vistancia, Arizona, Community Facilities District,
                                                      GO, 6.75% due 7/15/2022                                  3,084

Arkansas - 0.2%     AAA       NR*                95   Arkansas State Development Finance Authority,
                                                      S/F Mortgage Revenue Bonds (Mortgage Backed
                                                      Securities Program), Series H,  6.15% due 7/01/2016(i)     100

                    NR*       A                 250   Arkansas State Student Loan Authority Revenue
                                                      Bonds, AMT, Sub-Series B,  7.25% due 6/01/2009             279

                    BBB       Baa2              625   Camden, Arkansas, Environmental Improvement Revenue
                                                      Bonds (International Paper Co. Project), AMT, Series A,
                                                      7.625% due 11/01/2018                                      640

                    AAA       Aaa               200   Jonesboro, Arkansas, Residential Housing and Health
                                                      Care Facilities Board, Hospital Revenue Refunding
                                                      Bonds (Saint Bernards Regional Medical Center),
                                                      Series B,  5.90% due 7/01/2016(c)                          216

                    A+        NR*               250   North Little Rock, Arkansas, Health Facilities Board,
                                                      Health Care Revenue Bonds (Baptist Health),
                                                      5.50% due 7/01/2016                                        264

                    BBB       NR*               500   Pine Bluff, Arkansas, Environmental Improvement
                                                      Revenue Refunding Bonds (International Paper
                                                      Company Project), AMT, Series A,  6.70% due 8/01/2020      544

                    AAA       Aaa               250   University of Central Arkansas, Housing System
                                                      Revenue Bonds,  6.50% due 1/01/2031(h)                     290

California - 11.4%  NR*       NR*             2,500   Agua Caliente Band of Cahuilla Indians, California,
                                                      Casino Revenue Bonds,  6% due 7/01/2018                  2,582

                    AAA       Aaa             9,145   Alameda County, California, COP (Financing Project),
                                                      6% due 9/01/2006(f)(j)                                  10,003

                                                      California Rural Home Mortgage Finance Authority,
                                                      S/F Mortgage Revenue Bonds (Mortgage Backed
                                                      Securities Program), AMT, Class 5 (i)(l) :
                    AAA       NR*               700       Series C, 6.75% due 3/01/2029                          704
                    AAA       NR*               440       Series D, 6.70% due 5/01/2029                          443

                    AAA       NR*               495   California Rural Home Mortgage Finance Authority,
                                                      S/F Mortgage Revenue Refunding Bonds (Mortgage
                                                      Backed Securities Program), AMT, Series A-2,
                                                      7% due 9/01/2029(i)(l)                                     498

                    BBB+      A2              7,500  California State Department of Water Resources,
                                                     Power Supply Revenue Bonds, Series A,  5.75% due
                                                     5/01/2017                                                 8,459

                    A         A3              2,000   California State, GO, Refunding, 5.75% due 5/01/2030     2,182

                    A         A3             14,100   California State, Various Purpose, GO,
                                                      5.50% due 11/01/2033                                    14,936

                    A         A3               9,880  California Statewide Communities Development
                                                      Authority, Health Facility Revenue Bonds (Memorial
                                                      Health Services), Series A,  6% due 10/01/2023          10,602

                    NR*       NR*             2,880   Capistrano, California, Unified School District,
                                                      Community Facility District, Special Tax Bonds (No.      2,948
                                                      90-2 Talega),  6% due 9/01/2032

                                                      Chula Vista, California, Community Facilities
                                                      District, Special Tax Bonds (No 06-1, Eastlake Woods
                                                      Area), Series A:
                    NR*       NR*             1,080       6.05% due 9/01/2020                                  1,144
                    NR*       NR*             2,965       6.15% due 9/01/2026                                  3,088

                                                      Contra Costa County, California, Special Tax Bonds
                                                      (Community Facilities District Number 2001-01):
                    NR*       NR*             1,585       6% due 9/01/2026                                     1,632
                    NR*       NR*             1,200       6.10% due 9/01/2031                                  1,238

                    AAA       Aaa            11,300   Desert, California, Community College District,
                                                      GO, Series A,  5% due 8/01/2029(f)                      11,609

                    NR*       NR*             3,100   Elk Grove, California, Poppy Ridge Community
                                                      Facilities Number 3 Special Tax, Series 1,  6% due       3,155
                                                      9/01/2028

                                                      Golden State Tobacco Securitization Corporation of
                                                      California, Tobacco Settlement Revenue Bonds:
                    BBB       Baa3            3,200       Series A-4,  7.80% due 6/01/2042                     3,407
                    BBB       Baa3            2,785       Series A-5,  7.875% due 6/01/2042                    2,978

                                                      Los Angeles, California, Department of Water and
                                                      Power, Electric Plant Revenue Refunding Bonds:
                    AA-       Aaa             5,000       6% due 2/15/2005(j)                                  5,134
                    NR*       Aa3             5,160       RIB, Series 370, 10.03% due 2/15/2024(g)             5,436

                    AAA       Aaa            10,090   Oxnard, California, Financing Authority, Wastewater
                                                      Revenue Bonds (Redwood Trunk Sewer and Headworks
                                                      Projects), Series A,  5.25% due 6/01/2034 (e)           10,601

                    BBB-      NR*             2,740   Pomona, California, Public Financing Authority,
                                                      Revenue Refunding Bonds (Merged Redevelopment
                                                      Project), Series A1,  5.75% due 2/01/2034                2,809

                    NR*       NR*             1,100   Poway, California, Unified School District, Special
                                                      Tax Bonds (Community District No. 6), Series A,
                                                      6.05% due 9/01/2025                                      1,130

                    NR*       NR*              2,695  Riverside, California, Improvement Bond
                                                      Act of 1915, Special Assessment (Riverwalk Assessment
                                                      District),  6.375% due 9/02/2026                         2,804

                                                      Roseville, California, Special Tax (Stoneridge
                                                      Community Facilities Number 1):
                    NR*       NR*             1,250       6.20% due 9/01/2021                                  1,313
                    NR*       NR*             1,125       6% due 9/01/2025                                     1,158
                    NR*       NR*             2,500       6.30% due 9/01/2031                                  2,581

                                                      Sacramento, California, Special Tax (North Natomas
                                                      Community Facilities):
                    NR*       NR*             2,200       Series 01-03, 6% due 9/01/2028                       2,239
                    NR*       NR*             2,270       Series 4-C, 6% due 9/01/2028                         2,335

                    AAA       Aaa            10,000   San Diego, California, Public Facilities
                                                      Financing Authority, Subordinated Water Revenue
                                                      Refunding Bonds, 5% due 8/01/2032(f)                    10,197

                                                      San Diego, California, Unified School District,
                                                      GO (Election of 1998), Series F (h):
                    AAA       Aaa            11,520       5% due 7/01/2028                                    11,851
                    AAA       Aaa             5,000       5% due 7/01/2029                                     5,136

                                                      San Francisco, California, City and County
                                                      Redevelopment Agency Revenue Bonds (Community
                                                      Facilities District Number 6-Mission):
                    NR*       NR*             5,000       6% due 8/01/2021                                     5,271
                    NR*       NR*             2,500       GO, Series A, 6% due 8/01/2025                       2,595

                    NR*       Aaa             1,075   San Francisco, California, Uptown Parking Corporation,
                                                      Parking Revenue Bonds (Union Square), 6% due
                                                      7/01/2020(f)                                             1,254


                                                      Santa Margarita, California, Water District, Special
                                                      Tax Refunding Bonds (Community Facilities District
                                                      No. 99), Series 1:
                    NR*       NR*             3,680       6.20% due 9/01/2020                                  3,873
                    NR*       NR*             3,000       6.25% due 9/01/2029                                  3,091

Colorado - 2.4%     AA        Baa2              500   Boulder County, Colorado, Hospital Development
                                                      Revenue Bonds (Longmont United Hospital
                                                      Project),  6% due 12/01/2030(m)                            551

                    NR*       Aa2               660   Colorado HFA, Revenue Bonds (S/F Program),
                                                      Series B-3,  6.55% due 10/01/2016                          672

                                                      Colorado HFA, Revenue Refunding Bonds (S/F Program):
                    NR*       Aa2               545       AMT, Senior Series A-2,  7.50% due 4/01/2031           567
                    AA        Aa2               210       AMT, Senior Series B-2,  7.10% due 4/01/2017           218
                    AAA       Aa2             1,415       AMT, Senior Series B-2,  7.25% due 10/01/2031        1,469
                    NR*       Aa2               130       AMT, Senior Series B-3,  6.80% due 11/01/2028          133
                    AA        Aa2               725       AMT, Senior Series C-2,  7.25% due 10/01/2031(b)       754
                    NR*       Aa2               190       Senior Series A-3,  7.35% due 10/01/2030               198
                    NR*       Aa2             1,020       Senior Series C-3,  6.75% due 10/01/2021(b)          1,056
                    AA        Aa2               305       Senior Series C-3,  7.15% due 10/01/2030(b)            311

                    AA        Aa2             2,500   Colorado Health Facilities Authority, Revenue
                                                      Refunding Bonds (Catholic Health Initiatives),
                                                      5.50% due 9/01/2017                                      2,692

                    AAA       Aaa               550   Colorado Water Resource and Power Development
                                                      Authority, Small Water Resource Revenue Bonds,
                                                      Series A,  5.80% due 11/01/2020(e)                         623

                    A         A2              2,575    Denver, Colorado, City and County Airport
                                                      Revenue Bonds, AMT, Series A,  7.50% due 11/15/2023      2,643

                                                      Elk Valley, Colorado, Public Improvement Revenue
                                                      Bonds (Public Improvement Fee):
                    NR*       NR*             7,560       Series A,  7.35% due 9/01/2031                       7,901
                    NR*       NR*             1,400       Series B,  7% due 9/01/2031                          1,438

                    AAA       Aaa             3,685   Larimer County, Colorado, Poudre School District
                                                      Number R-1, GO, 6% due 12/15/2010(e)(j)                  4,297

                    NR*       Aa3               750   Pitkin County, Colorado, GO, Refunding and
                                                      Improvement Bonds, 6.875% due 12/01/2004(j)                772

                    NR*       NR*             7,700   Plaza Metropolitan District No. 1, Colorado,
                                                      Tax Allocation Revenue Bonds (Public Improvement
                                                      Fees), 8% due 12/01/2025                                 8,040

Connecticut - 2.2%  AAA       Aaa             1,000   Connecticut State Development Authority,
                                                      Governmental Lease Revenue Bonds,  6.60% due
                                                      6/15/2014(f)                                             1,024

                    AA        A1              2,000   Connecticut State Development Authority Revenue
                                                      Bonds (General Fund), Series A,  6.375% due
                                                      10/15/2024                                               2,049

                    AAA       Aaa             1,500  Connecticut State Development Authority, Solid
                                                     Waste Disposal Facilities Revenue Bonds (Pfizer Inc.
                                                     Project), AMT,  7% due 7/01/2025                          1,586

                    AAA       Aaa             1,250   Connecticut State Development Authority, Water
                                                      Facility Revenue Bonds (Bridgeport Hydraulic
                                                      Company), AMT,  6.15% due 4/01/2035(c)                   1,371

                    AAA       Aaa             1,200   Connecticut State, HFA, Revenue Refunding Bonds
                                                      (Housing Mortgage Finance Program), Series C-1,
                                                      6.30% due 11/15/2017                                     1,256

                                                      Connecticut State Health and Educational Facilities
                                                      Authority, Revenue Bonds:
                    AAA       Aaa             1,000       (Bridgeport Hospital), Series A, 6.625%
                                                           due 7/01/2018(f)                                    1,004
                    AA        NR*             1,500       (Waterbury Hospital Issue), Series C,
                                                           5.75% due 7/01/2020(m)                              1,638
                    AA        NR*             1,000       (Westover School), Series A,
                                                           5.70% due 7/01/2030(m)                              1,065

                                                      Connecticut State Health and Educational Facilities
                                                      Authority, Revenue Refunding Bonds:
                    AA        NR*             5,025       DRIVERS, Series 215, 11.218% due
                                                          6/01/2030(g)(m)                                      6,543
                    AA        NR*             2,000       (Eastern Connecticut Health Network),
                                                          Series A,  6.50% due 7/01/2030(m)                    2,302
                    AA        NR*               640       (Sacred Heart University),
                                                          6.625% due 7/01/2026(m)                                697
                    AA        Baa3            5,710       (University of Hartford), Series E,
                                                          5.50% due 7/01/2022(m)                               6,183
                    AAA       Aaa             1,000       (Yale-New Haven Hospital Issue), Series H,
                                                          5.70% due 7/01/2025(f)                               1,071

                                                      Connecticut State Higher Education, Supplemental
                                                      Loan Authority Revenue Bonds (Family Education
                                                      Loan Program), AMT, Series A:
                    NR*       Aa3               330       6.40% due 11/15/2014                                   331
                    NR*       Aaa             1,030       5.50% due 11/15/2020(f)                              1,031

                    NR*       NR*              1,000  Connecticut State Regional Learning Educational
                                                      Service Center Revenue Bonds (Office/Education
                                                      Center Facility), 7.75% due 2/01/2006(j)                 1,092

                    AA        Baa2              860   Waterbury, Connecticut, GO, 6% due 2/01/2009(j)(m)         986

District of         AAA       NR*             5,000   District of Columbia, GO, Refunding, DRIVERS,
Columbia -                                            Series 214, 10.193% due 6/01/2026(f)(g)                  6,202
0.4%

Florida - 5.9%      NR*       NR*             1,700   Ballantrae, Florida, Community Development
                                                      District, Capital Improvement Revenue Bonds,
                                                      6% due 5/01/2035                                         1,708

                    AA        NR*             1,895   Beacon Tradeport Community, Florida, Development
                                                      District, Special Assessment Revenue Refunding
                                                      Bonds (Commercial Project), Series A,  5.25% due
                                                      5/01/2016                                                2,056

                    NR*       NR*             2,500   CFM Community Development Distict, Florida,
                                                      Capital Improvement Revenue Bonds, Series B,
                                                      5.875% due 5/01/2014                                     2,541

                    NR*       Aaa             2,725   Duval County, Florida, School Board, COP,
                                                      5.75% due 7/01/2017(h)                                   3,049

                                                      Fiddlers Creek, Florida, Community Development
                                                      District Number 2, Special Assessment Revenue
                                                      Bonds:
                    NR*       NR*             5,350       Series A,  6.375% due 5/01/2035                      5,497
                    NR*       NR*             1,250       Series B,  5.75% due 5/01/2013                       1,268

                    AAA       Aaa             6,330   Florida HFA, Revenue Bonds (Antigua Club
                                                      Apartments), AMT, Series A-1,  7% due 2/01/2035(c)       6,486

                    NR*       NR*             1,100   Heritage Isles Community Development District,
                                                      Florida, Special Assessment Revenue Refunding
                                                      Bonds,  5.90% due 11/01/2006                             1,102

                    NR*       NR*             5,000   Hillsborough County, Florida, IDA, Exempt Facilities
                                                      Revenue Bonds (National Gypsum), AMT,
                                                      Series A,  7.125% due 4/01/2030                          5,396

                    AA-       Aa3             9,500   Jacksonville, Florida, Electric Authority, Water
                                                      and Sewer Revenue Bonds, Series A,  6% due
                                                      10/01/2024                                               9,784

                    AAA       NR*             7,000   Lee County, Florida, Airport Revenue Bonds, RIB,
                                                      AMT, Series 580X,  9.95% due 10/01/2029(g)(h)            8,705

                    AAA       Aaa             4,500   Lee County, Florida, Transportation Facilities
                                                      Revenue Bonds, 5.75% due 10/01/2005(f)(j)                4,775

                    NR*       NR*             1,200   Lexington Oaks, Florida, Community Development
                                                      District, Special Assessment Revenue Bonds, Series
                                                      A,  6.70% due 5/01/2033                                  1,253

                                                      Mediterra, Florida, South Community Development
                                                      District, Capital Improvement Revenue Bonds:
                    NR*       NR*             1,055       6.85% due 5/01/2031                                  1,117
                    NR*       NR*             1,765       Series B,  5.50% due 5/01/2010                       1,787

                    NR*       NR*             2,500   Middle Village Community Development District,
                                                      Florida, Special Assessment Bonds, Series A,  6%
                                                      due 5/01/2035                                            2,525

                    NR*       NR*             4,195   Midtown Miami, Florida, Community Development
                                                      District, Special Assessment Revenue Bonds,
                                                      Series A,  6.25% due 5/01/2037                           4,331

                    NR*       Aaa             2,375   Orange County, Florida, HFA, M/F Housing Revenue
                                                      Bonds, Series A,  6.40% due 1/01/2031(f)                 2,481

                    AAA       NR*               185   Orange County, Florida, HFA, Mortgage Revenue
                                                      Bonds, AMT, Series A,  8.375% due 3/01/2021(b)(d)          185

                    AAA       Aaa             5,000   Orange County, Florida, Tourist Development,
                                                      Tax Revenue Bonds,  5.50% due 10/01/2020(c)              5,491

                    NR*       NR*               250   Panther Trace, Florida, Community Development
                                                      District, Special Assessment Revenue Bonds, Series
                                                      B,  6.50% due 5/01/2009                                    252

                                                      Park Place Community Development District,
                                                      Florida, Special Assessment Revenue Bonds:
                     NR*      NR*             1,000       6.75% due 5/01/2032                                  1,053
                    NR*       NR*             2,500       6.375% due 5/01/2034                                 2,562

                    AAA       Aaa             2,000   Saint Lucie, Florida, West Services District,
                                                      Utility Revenue Refunding Bonds, Senior Lien,            2,325
                                                      6% due 10/01/2022(f)

                    NR*       NR*             1,000   Sterling Hill, Florida, Community Development
                                                      District, Capital Improvement Revenue Refunding
                                                      Bonds, Series B,  5.50% due 11/01/2010                   1,015

                    NR*       NR*             1,410   Stoneybrook West, Florida, Community Development
                                                      District, Special Assessment Revenue Bonds,
                                                      Series B,  6.45% due 5/01/2010                           1,432

                    NR*       NR*               955   Verandah West, Florida, Community Development
                                                      District, Capital Improvement Revenue Bonds,
                                                      Series B,  5.25% due 5/01/2008                             959

                    NR*       NR*             3,265   Vista Lakes Community, Florida, Development
                                                      District, Capital Improvement Revenue Bonds,
                                                      Series B,  5.80% due 5/01/2008                           3,284

Georgia - 1.7%      NR*       NR*             5,000   Atlanta, Georgia, Tax Allocation Revenue Bonds
                                                      (Atlantic Station Project), 7.90% due 12/01/2024         5,241

                                                      Brunswick & Glynn County, Georgia, Development
                                                      Authority, First Mortgage Revenue Bonds (Coastal
                                                      Community Retirement Corporation Project), Series A:
                    NR*       NR*             2,285       7.125% due 1/01/2025                                 2,240
                    NR*       NR*             3,305       7.25% due 1/01/2035                                  3,248

                    AAA       Aaa             5,210   College Park, Georgia, Business and IDA, Revenue Bonds
                                                      (Civic Center Project), 5.75% due  9/01/2026(c)          5,793

                    AAA       Aaa             3,450   Fulton County, Georgia, Development Authority
                                                      Revenue Bonds (Morehouse College Project), 5.875%
                                                      due 12/01/2030(c)                                        3,888

                    NR*       NR*             2,250   Fulton County, Georgia, Residential Care Facilities
                                                      Revenue Refunding Bonds (Canterbury Court
                                                      Project), Series A,  6% due 2/15/2022                    2,262

                    BBB       NR*             1,500   Milledgeville-Baldwin County, Georgia, Development
                                                      Authority Revenue Bonds (Georgia College and
                                                      State University Foundation),  6% due 9/01/2033          1,587

Hawaii - 0.3%                                         Kuakini, Hawaii, Health System, Special Purpose
                                                      Revenue Bonds, Series A:
                    BBB       Baa1            1,410       6.30% due 7/01/2022                                  1,462
                    BBB       Baa1            3,000       6.375% due 7/01/2032                                 3,084

Illinois - 7.3%     AAA       NR*            10,620   Chicago, Illinois, Board of Education, GO,
                                                      DRIVERS, Series 199,  9.691% due 12/01/2020(c)(g)       13,330

                    AAA       Aaa             1,400   Chicago, Illinois, GO (Neighborhoods Alive 21
                                                      Program),  5.875% due 1/01/2019(e)                       1,598

                    AAA       Aaa            26,800   Chicago, Illinois, O'Hare International Airport
                                                      Revenue Bonds, 3rd Lien, AMT, Series B-2,  6% due
                                                      1/01/2029(k)                                            29,472

                    CCC       Caa2            3,000   Chicago, Illinois, O'Hare International Airport,
                                                      Special Facility Revenue Refunding Bonds (American       2,310
                                                      Airlines Inc. Project),  8.20% due 12/01/2024

                                                      Chicago, Illinois, Park District, GO (e):
                    AAA       Aaa             2,265       Refunding, Series B,  5.75% due 1/01/2015            2,564
                    AAA       Aaa             1,500       Series A,  5.75% due 1/01/2016                       1,698

                    AAA       NR*               840   Chicago, Illinois, S/F Mortgage Revenue Bonds,
                                                      AMT, Series A,  7.15% due 9/01/2031(i)(l)                  843

                    NR*       NR*             2,000   Chicago, Illinois, Special Assessment Bonds
                                                      (Lake Shore East),  6.75% due 12/01/2032                 2,069

                    AAA       Aaa             3,210   Cicero, Illinois, GO, Refunding (Corporate
                                                      Purpose),  6% due 12/01/2028(f)                          3,634

                    NR*       Aaa             7,000   Decatur, Illinois, GO, Refunding, 6% due
                                                      3/01/2008(e)(j)                                          7,843

                    BBB       Baa1           10,000   Hodgkins, Illinois, Environmental Improvement
                                                      Revenue Bonds (Metro Biosolids Management LLC           10,061
                                                      Project), AMT,  6% due 11/01/2023

                                                      Illinois Development Finance Authority
                                                      Revenue Bonds:
                    BBB       NR*             3,140       (Community Rehabilitation Providers Facility),
                                                          Series A,  6.50% due 7/01/2022                       3,307
                    AAA       Aaa               660       Series B,  6.40% due 9/01/2031(h)                      720

                                                      Illinois State, GO, 1st Series (f):
                    AAA       Aaa             8,890       5.75% due 12/01/2015                                10,176
                    AAA       Aaa             3,745       5.75% due 12/01/2016                                 4,280
                    AAA       Aaa             4,000       5.75% due 12/01/2017                                 4,562

                    AAA       Aa3             3,000   Illinois State, Sales Tax Revenue Bonds,
                                                      6% due 6/15/2020                                         3,415

                    AAA       Aaa             2,000   Lake County, Illinois, Forest Preservation
                                                      District, GO (Land Acquisition and Development),         2,300
                                                      5.75% due 12/15/2016

Indiana - 0.5%      AAA       Aaa             6,000   MSD Warren Township, Indiana, Vision 2005,
                                                      School Building Corporation Revenue Bonds, First
                                                      Mortgage,  5.50% due 7/15/2020(e)                        6,672

Iowa - 0.7%         AAA       Aaa             1,000   Iowa City, Iowa, Sewer Revenue Bonds,
                                                      5.75% due 7/01/2021(f)                                   1,059

                    NR*       NR*             6,860   Iowa Finance Authority, Health Care Facilities
                                                      Revenue Refunding Bonds (Care Initiatives Project),
                                                      9.25% due 7/01/2025                                      8,301

Kansas - 0.8%       NR*       Aaa             3,580   Sedgwick and Shawnee Counties, Kansas, S/F Revenue
                                                      Bonds, AMT, Series A-1, 6.95% due 6/01/2029(d)           3,664

                    A+        NR*             2,500   Witchita, Kansas, Hospital Facilities Revenue
                                                      Refunding and Improvement Bonds, Series III,  6.25%      2,797
                                                      due 11/15/2019

                    BBB       NR*             4,500   Wyandotte County, Kansas, Kansas City Unified
                                                      Government Revenue Refunding Bonds (General              4,686
                                                      Motors Corporation Project),  6% due 6/01/2025

Louisiana - 2.1%    AAA       Aaa             9,500   Louisiana Local Government, Environmental Facilities,
                                                      Community Development Authority Revenue Bonds (Capital
                                                      Projects and Equipment Acquisition), Series A,
                                                      6.30% due 7/01/2030(c)                                  10,855

                    AAA       Aaa             2,900   New Orleans, Louisiana, GO, Refunding,  6.125% due
                                                      10/01/2016(c)                                            3,046

                    BB-       NR*            13,000   Port New Orleans, Louisiana, IDR, Refunding
                                                      (Continental Grain Company Project), 7.50%
                                                      due 7/01/2013                                           13,428

                    BBB       Baa2            2,000   Rapides Finance Authority, Louisiana, Environmental
                                                      Improvement Revenue Bonds (International Paper
                                                      Company Project), AMT, Series A, 6.55% due 11/15/2023    2,129

Maine - 1.1%        BB        Ba2             8,635   Maine Finance Authority, Solid Waste Recycling
                                                      Facilities Revenue Bonds (Great Northern Paper
                                                      Project-Bowater), AMT,  7.75% due 10/01/2022             8,645

                    AA+       NR*             6,045   Maine State Housing Authority, Mortgage
                                                      Purpose Revenue Bonds, DRIVERS, AMT, Series 170,
                                                      10.149% due 11/15/2028(g)                                6,528

Maryland - 0.5%     AAA       NR*               500   Anne Arundel County, Maryland, Special Obligation
                                                      Revenue Bonds (Arundel Mills Project), 7.10% due
                                                      7/01/2009(j)                                               604


                    NR*       Aa2             1,000   Maryland State Community Development Administration,
                                                      Department of Housing and Development, Community
                                                      Housing Revenue Bonds, AMT, Series B,
                                                      6.15% due 1/01/2021                                      1,066

                    NR*       Aa2             1,175   Maryland State Community Development Administration,
                                                      Department of Housing and Community Development,
                                                      Residential Revenue Refunding Bonds, Series A,
                                                      5.60% due 3/01/2017(b)                                   1,231

                    NR*       Aaa             1,000   Maryland State Community Development Administration,
                                                      Department of Housing and Community
                                                      Development Revenue Bonds (Waters Landing II
                                                      Apartments), AMT, Series A,  5.875% due 8/01/2033        1,055

                    NR*       NR*               240   Maryland State Economic Development Corporation
                                                      Revenue Bonds (Health and Mental Hygiene
                                                      Program), Series A,  7.125% due 3/01/2006                  248

                    A-        NR*             1,000   Maryland State Energy Financing Administration,
                                                      Solid Waste Disposal Revenue Bonds, Limited
                                                      Obligation (Wheelabrator Water Projects), AMT,
                                                      6.45% due 12/01/2016                                     1,053

                                                      Maryland Water Quality Financing Administration,
                                                      evolving Loan Fund Revenue Bonds, Series A:
                    AA        Aa2               300       6.375% due 9/01/2010                                   301
                    AA        Aa2               465       6.55% due 9/01/2014                                    467

                    AAA       NR*               500   Prince George's County, Maryland, Housing Authority,
                                                      gage Revenue Refunding Bonds (Parker
                                                      Apartments Project), Series A,  7.25% due 11/20/2016(d)    502

                    AA        Aa3             1,000   University of Maryland, System Auxiliary Facility
                                                      and Tuition Revenue Bonds, Series A,  5.75% due
                                                      10/01/2019                                               1,124

Massachusetts -     AAA       Aaa               335   Massachusetts Education Loan Authority, Education
1.0%                                                  Loan Revenue Bonds, AMT, Issue E, Series A,
                                                      7.375% due 1/01/2012(c)                                    335

                    AAA       Aaa               470   Massachusetts Educational Financing Authority,
                                                      Education Loan Revenue Refunding Bonds, AMT,
                                                      Issue E,  5.85% due 7/01/2014(c)                           484

                    BB+       NR*             1,000   Massachusetts State Development Finance Agency,
                                                      Revenue Refunding Bonds (Eastern Nazarene
                                                      College),  5.625% due 4/01/2029                            860

                    AAA       Aaa             1,705   Massachusetts State, HFA, Housing Revenue Refunding
                                                      Bonds, Series B,  6.05% due 12/01/2009(f)                1,755

                    AAA       Aaa               550   Massachusetts State, HFA, S/F Housing Revenue
                                                      Bonds, AMT, Series 48, 6.35% due 6/01/2026(f)              561

                    AA        Aa2               480   Massachusetts State, HFA, S/F Housing Revenue
                                                      Refunding Bonds, AMT, Series 40, 6.65% due
                                                      12/01/2027                                                 494

                    AAA       Aaa             4,950   Massachusetts State Health and Educational
                                                      Facilities Authority Revenue Bonds (Medical Center of
                                                      Central Massachusetts), CARS, Series B, 11.32% due
                                                      6/23/2022(c)(g)                                          6,113

                    BBB       NR*             1,000   Massachusetts State Industrial Finance Agency,
                                                      Higher Education Revenue Refunding Bonds (Hampshire
                                                      College Project), 5.625% due 10/01/2007(j)               1,108

                    AA+       Aaa               130   Massachusetts State Water Pollution Abatement Trust,
                                                      Water Abatement Revenue Bonds, Series A,
                                                      6.375% due 2/01/2015                                       133

                    NR*       Aaa             1,600   Montachusett, Massachusetts, Regional Vocational
                                                      Technical School District, GO,  5.95% due
                                                      1/15/2020(f)                                             1,821

Michigan - 1.3%     BBB       Baa2            7,500   Delta County, Michigan, Economic Development
                                                      Corporation, Environmental Improvement Revenue
                                                      Refunding Bonds (Mead Westvaco-Escanaba), Series A,
                                                      6.25% due 4/15/2027                                      7,976

                    BBB       Baa2              500   Dickinson County, Michigan, Economic Development
                                                      Corporation, Environmental Improvement Revenue
                                                      Refunding Bonds (International Paper Company
                                                      Project), Series A, 5.75% due 6/01/2016                    536

                    AAA       Aaa             1,000   Eastern Michigan University Revenue Refunding
                                                      Bonds,  6% due 6/01/2024(c)                              1,147

                    BBB-      Baa3            3,000   Flint, Michigan, Hospital Building Authority,
                                                      Revenue Refunding Bonds (Hurley Medical Center),
                                                      6% due 7/01/2020                                         3,009

                    AAA       Aaa               615   Kalamazoo, Michigan, Hospital Finance Authority,
                                                      Hospital Facility Revenue Refunding and
                                                      Improvement Bonds (Bronson Methodist Hospital),
                                                      Series A,  6.375% due 5/15/2017(f)(j)                      633

                    BB        NR*             3,325   Macomb County, Michigan, Hospital Finance Authority,
                                                      Hospital Revenue Bonds (Mount Clemens General
                                                      Hospital), Series B,  5.875% due 11/15/2034              3,114

                    AAA       Aaa             1,500   Michigan State Hospital Finance Authority,
                                                      Revenue Refunding Bonds (Mercy Mount Clemens),
                                                      Series A, 6% due 5/15/2014(f)                            1,700

                    AAA       Aaa             1,060   Michigan State Strategic Fund, Limited Obligation
                                                      Revenue Refunding Bonds (Detroit Edison
                                                      Company), Series AA,  6.40% due 9/01/2025(f)             1,122

Minnesota - 1.1%    A         Aa3             1,255   Anoka County, Minnesota, Solid Waste Disposal
                                                      Revenue Bonds (Natural Rural Utilities), AMT,
                                                      Series A,  6.95% due 12/01/2008                          1,264

                    NR*       A1              1,000   Eden Prairie, Minnesota, M/F Housing Revenue Bonds
                                                      (Rolling Hills Project), Series A,  6.15% due
                                                      8/20/2031(d)                                             1,086

                    A-        NR*               680   Minneapolis, Minnesota, Community Development Agency,
                                                      Supported Development Revenue Bonds (Common Bond Fund),
                                                      AMT, Series 2,  6.20% due 6/01/2017                        709

                                                      Minneapolis, Minnesota, Health Care System Revenue
                                                      Bonds (Allina Health System), Series A:
                    NR*       A3              1,500       5.70% due 11/15/2022                                 1,586
                    NR*       A3              2,665       5.75% due 11/15/2032                                 2,779

                                                      Minneapolis and Saint Paul, Minnesota, Metropolitan
                                                      Airports Commission, Airport Revenue Bonds,
                                                      AMT, Sub-Series D (e):
                    AAA       Aaa               470       5.75% due 1/01/2012                                    526
                    AAA       Aaa               470       5.75% due 1/01/2014                                    521
                    AAA       Aaa             2,060       5.75% due 1/01/2015                                  2,278

                    NR*       Aa2             1,110   Ramsey County, Minnesota, Housing and Redevelopment
                                                      Authority, M/F Housing Revenue Bonds(Hanover Townhouses
                                                      Project), AMT,  6% due 7/01/2031                         1,146

                    NR*       Aaa             1,000   Saint Cloud, Minnesota, Health Care Revenue Refunding
                                                      Bonds (Saint Cloud Hospital Obligation                   1,153
                                                      Group), Series A,  6.25% due 5/01/2020(h)

                    AAA       Aaa             1,000   Saint Francis, Minnesota, Independent School
                                                      District No. 015, GO, Series A, 6.35% due 2/01/2013(h)   1,057

                    AA        NR*             1,500   Waconia, Minnesota, Health Care Facilities
                                                      Revenue Bonds (Ridgeview Medical Center Project),        1,662
                                                      Series A,  6.125% due 1/01/2029(m)

Mississippi - 0.1%  BBB       Baa2            1,700   Warren County, Mississippi, Environmental
                                                      Improvement Revenue Refunding Bonds (International
                                                      Paper Company Project), AMT, Series B, 6.75%
                                                      due 8/01/2021                                            1,860

Missouri - 0.7%                                       Fenton, Missouri, Tax Increment Revenue Refunding
                                                      and Improvement Bonds (Gravois Bluffs):
                   NR*        NR*             1,050       6.75% due 10/01/2015                                 1,103
                    NR*       NR*             4,000       7% due 10/01/2021                                    4,321

                    NR*       NR*             1,500   Kansas City, Missouri, IDA, First Mortgage Health
                                                      Facilities Revenue Bonds (Bishop Spencer Place),
                                                      Series A, 6.50% due 1/01/2035                            1,518

                    AAA       Aaa             2,200   Saint Louis, Missouri, Airport Revenue Bonds
                                                      (Airport Development Program), Series A, 5.625% due
                                                      7/01/2019(f)                                             2,479

Montana - 0.4%      NR*       A2              6,000   Montana State Higher Education, Student
                                                      Assistance Corporation, Student Loan Revenue Refunding
                                                      Bonds, AMT, Sub-Series B, 6.40% due 12/01/2032           6,272

Nevada - 2.1%       AAA       Aaa             5,000   Clark County, Nevada, IDR (Power Company Project),
                                                      AMT, Series A, 6.70% due 6/01/2022(e)                    5,195

                    NR*       NR*             1,550   Clark County, Nevada, Improvement District
                                                      No. 142 Special Assessment, 6.375% due 8/01/2023         1,598

                                                      Elko, Nevada, GO (Airport Improvement), AMT,
                                                      Series B (f):
                    AAA       Aaa               165       6.10% due 10/01/2014                                   182
                    AAA       Aaa               245       6.30% due 10/01/2019                                   272
                    AAA       Aaa               320       6.75% due 10/01/2024                                   361
                    AAA       Aaa               225       7% due 10/01/2029                                      255

                    NR*       NR*             2,990   Henderson, Nevada, Local Improvement Districts,
                                                      Special Assessment, Series NO T-14,  5.80% due
                                                      3/01/2023                                                3,063

                                                      Las Vegas, Nevada, Local Improvement Bonds, Special
                                                      Assessment, Special Improvement District
                                                      Number 808, Summerlin:
                    NR*       NR*             1,770       5.875% due 6/01/2009                                 1,829
                    NR*       NR*             2,045       6.125% due 6/01/2012                                 2,113
                    NR*       NR*             2,275       6.25% due 6/01/2013                                  2,350

                    AAA       Aaa               190   Nevada Housing Division, S/F Program, AMT,
                                                      Senior Series E,  7.05% due 4/01/2027(b)                   194

                    NR*       NR*             2,000   Reno, Nevada, Special Assessment District
                                                      Number 4 (Somerset Parkway),  6.625% due 12/01/2022      2,037

                                                      Sparks, Nevada, Redevelopment Agency, Tax Allocation
                                                      Revenue Refunding Bonds, Series A (m):
                    AA        NR*             3,110       6% due 1/15/2015                                     3,461
                    AA        NR*             6,315       6% due 1/15/2023                                     6,994

New Hampshire -     BBB+      Baa1            1,750   New Hampshire Health and Education Facilities
0.1%                                                  Authority, Revenue Refunding Bonds (Elliot Hospital),
                                                      Series B,  5.60% due 10/01/2022                          1,796

New Jersey - 3.9%   CCC       B2                670   Camden County, New Jersey, Pollution Control
                                                      Financing Authority, Solid Waste Resource Recovery
                                                      Revenue Refunding Bonds, AMT, Series B,
                                                      7.50% due 12/01/2009                                       669

                    NR*       NR*             3,300   New Jersey EDA, Retirement Community Revenue
                                                      Bonds (Cedar Crest Village Inc. Facility), Series A,
                                                      7.25% due 11/15/2031                                     3,364

                    AAA       Aaa             5,000   New Jersey EDA, Revenue Refunding Bonds (RWJ Health
                                                      Care Corporation),  6.50% due 7/01/2024(h)               5,118

                    AAA       Aaa             3,680   New Jersey EDA, State Lease Revenue Bonds (State
                                                      Office Buildings Projects),  6% due 6/15/2016(c)         4,213

                                                      New Jersey Health Care Facilities Financing Authority
                                                      Revenue Bonds:
                    B+        NR*             3,000       (Pascack Valley Hospital Association),
                                                           6% due 7/01/2013                                    2,809
                    NR*       Baa1            3,130       (South Jersey Hospital),  6% due 7/01/2026           3,295

                    BBB       Baa1            2,250   New Jersey Health Care Facilities Financing Authority,
                                                      Revenue Refunding Bonds (Capital Health System Inc.),    2,369
                                                      Series A,  5.75% due 7/01/2023

                    AAA       Aaa             1,090   New Jersey State Housing and Mortgage Finance
                                                      Agency, M/F Housing Revenue Refunding Bonds,             1,157
                                                      Series B,  6.25% due 11/01/2026(h)

                                                      New Jersey State Turnpike Authority, Turnpike
                                                      Revenue Refunding Bonds (f):
                    AAA       Aaa            10,000       DRIVERS, Series 155,  9.718% due 1/01/2018 (g)      12,447
                    AAA       Aaa            10,000       Series A,  5.75% due 1/01/2018                      11,223

                    BBB       Baa3            9,500   Tobacco Settlement Financing Corporation of New
                                                      Jersey Revenue Bonds,  7% due 6/01/2041                  9,339

New Mexico - 0.7%   BBB       Baa2            8,000   Farmington, New Mexico, PCR, Refunding (Public
                                                      Service Company of New Mexico - San Juan),
                                                      Series B,  6.30% due 12/01/2016                          8,718

                    AAA       Aaa               300   Las Cruces, New Mexico, Health Facilities Revenue
                                                      Refunding Bonds (Evangelical Lutheran Project),
                                                      6.45% due 12/01/2017(h)                                    303

                    AAA       NR*               250   New Mexico Mortgage Finance Authority, Revenue
                                                      Refunding Bonds, Mortgage-Backed Securities, Series
                                                      F,  7% due 1/01/2026(i)                                    274

                    AAA       Aaa               250   Santa Fe County, New Mexico, Correctional System
                                                      Revenue Bonds,  6% due 2/01/2027(h)                        302

New York - 11.0%    AAA       Aaa             9,500   Metropolitan Transportation Authority, New York,
                                                      Commuter Facilities, Service Contract Revenue
                                                      Refunding Bonds, Series 8, 5.50% due 7/01/2013(h)(j)    10,991

                    AAA       Aaa            10,000   Metropolitan Transportation Authority, New York,
                                                      Transit Facilities Revenue Bonds, Series A, 5.625%
                                                      due 7/01/2007(f)(j)                                     11,111

                    NR*       NR*             3,230   New York City, New York, City IDA, Civic Facility
                                                      Revenue Bonds (Special Needs Facilities Pooled
                                                      Program), Series C-1,  6% due 7/01/2012                  3,299

                    NR*       NR*             2,000   New York City, New York, City IDA, Revenue Bonds
                                                      (Visy Paper Inc. Project), AMT,  7.95% due
                                                      1/01/2028                                                2,087

                    BB-       Ba2             4,050   New York City, New York, City IDA, Special Facility
                                                      Revenue Bonds (British Airways PLC Project),
                                                      AMT,  7.625% due 12/01/2032                              4,010

                    NR*       Aaa            10,000   New York City, New York, City Municipal Water
                                                      Finance Authority, Water and Sewer System Revenue
                                                      Bonds, RIB, Series 158,  9.567% due 6/15/2026(f)(g)     11,459

                    AAA       Aaa             3,000   New York City, New York, City Transit Authority,
                                                      Triborough Metropolitan Transportation Authority,
                                                      COP, 5.75% due 1/01/2010(c)(j)                           3,454

                    AA+       Aa2             6,000   New York City, New York, City Transitional Finance
                                                      Authority Revenue Bonds, Future Tax Secured,
                                                      Series B,  6% due 11/15/2010                             6,943

                                                      New York City, New York, City Transitional Finance
                                                      Authority, Revenue Refunding Bonds, Series C:
                    AA+       Aa2            12,015       5.875% due 11/01/2015                               13,781
                    AA+       Aa2             8,000       Future Tax Secured,  5.875% due 11/01/2017           9,145

                                                      New York City, New York, GO, Refunding:
                    AAA       Aaa             6,600       Series A,  6% due 5/15/2021(k)                       7,544
                    AAA       A2              2,210       Series A,  6.25% due 5/15/2026(k)                    2,543
                    AAA       Aaa             4,000       Series B,  8.25% due 6/01/2006(k)                    4,411
                    AAA       Aaa             4,000       Series C, 5.875% due 8/01/2006(e)                    4,331
                    AAA       A2              8,885       Series G, 5.75% due 2/01/2006(f)(j)                  9,492
                    AAA       A2              6,115       Series G,  5.75% due 2/01/2014(f)                    6,505
                    AAA       Aaa             1,000       Series H,  6% due 8/01/2017(k)                       1,109

                    AAA       Aaa            10,000   New York City, New York, GO, Series B,
                                                      5.875% due 8/01/2015(f)                                 11,491

                                                      New York State Dormitory Authority,
                                                      Revenue Refunding Bonds:
                    NR*       Aa1             3,370       (Concord Nursing Home Inc.),  6.25% due 7/01/2016    3,717
                    NR*       Aa1             2,500       (Concord Nursing Home Inc.),  6.50% due 7/01/2029    2,722
                    BB        Ba1             3,000       (Mount Sinai Health), Series A,  6.50% due
                                                          7/01/2016                                            3,069
                    BB        Ba1             3,950       (Mount Sinai Health), Series A,
                                                          6.50% due 7/01/2025                                  4,010
                    AA-       A3              3,000       (State University Educational Facilities),
                                                          Series A,  7.50% due 5/15/2013                       3,859
                    AAA       Aaa             1,360   New York State Environmental Facilities
                                                      Corporation, State Clean Water and Drinking
                                                      Revenue Bonds (Revolving Funds), Series B,
                                                      5.875% due 1/15/2019                                     1,549

                    NR*       VMIG1+            500   New York State HFA, Housing Revenue Bonds
                                                      (Liberty Street Realty LLC), VRDN,  1.72% due              500
                                                      11/01/2035(n)

                    AA        NR*             2,285   Oneida County, New York, IDA, Revenue Bonds
                                                      (Civic Facility-Faxton Hospital), Series C,
                                                      6.625% due 1/01/2015(m)                                  2,606

                    NR*       NR*                95   Suffolk County, New York, IDA, Civic Facility
                                                      Revenue Bonds (Special Needs Facilities Pooled
                                                       Program), Series D-1,  6% due 7/01/2012                    97

                    A-1+      VMIG1+          1,500   Triborough Bridge and Tunnel Authority, New York,
                                                      Special Obligation Revenue Refunding Bonds,
                                                      VRDN, Series C,  1.68% due 1/01/2031(h)(n)               1,500

                    NR*       NR*               705   Westchester County, New York, IDA, Civic
                                                      Facilities Revenue Bonds (Special Needs Facilities
                                                      Pooled Program), Series E-1,  6% due 7/01/2012             720

                    NR*       NR*             8,095   Westchester County, New York, IDA, Continuing
                                                      Care Retirement, Mortgage Revenue Bonds (Kendal on
                                                      Hudson Project), Series A,  6.50% due 1/01/2034          8,222

North Carolina -    AAA       Aaa               920   Brunswick County, North Carolina, COP,
2.8%                                                  6% due 6/01/2016(h)                                      1,056

                    AAA       Aaa             1,000   Cumberland County, North Carolina, COP
                                                      (Civic Center Project), Series A, 6.40% due
                                                      12/01/2004(c)(j)                                         1,028

                    NR*       Baa1            1,500   Haywood County, North Carolina, Industrial
                                                      Facilities and Pollution Control Financing Authority
                                                      Revenue Bonds (Champion International Corporation
                                                      Project), AMT,  6.25% due 9/01/2025                      1,547

                    BBB       Baa2            2,000   Martin County, North Carolina, Industrial Facilities
                                                      and Pollution Control Financing Authority Revenue
                                                      Bonds (Solid Waste Disposal - Weyerhaeuser Company),
                                                      AMT,  6.80% due 5/01/2024                                2,049

                                                      North Carolina Eastern Municipal Power Agency,
                                                      Power System Revenue Bonds:
                    AAA       Aaa             1,500       Series B,  5.875% due 1/01/2021(f)                   1,633
                    BBB       Baa2            4,000       Series D,  6.75% due 1/01/2026                       4,424

                    A         Baa2            4,440   North Carolina Eastern Municipal Power Agency,
                                                      Power System Revenue Refunding Bonds, Series D,
                                                      6.70% due 1/01/2019                                      4,999

                    AA        Aa2               390   North Carolina HFA, S/F Revenue Bonds, Series W,
                                                      6.50% due 3/01/2018                                        394

                    NR*       NR*             2,500   North Carolina Medical Care Commission, Health
                                                      Care Facilities, First Mortgage Revenue Bonds
                                                      (Presbyterian Homes Project),  6.875% due 10/01/2021     2,667

                    NR*       Baa1            2,000   North Carolina Medical Care Commission, Health
                                                      Care Housing Revenue Bonds (The ARC of North
                                                      Carolina Projects), Series A,  5.80% due 10/01/2034      1,993

                                                      North Carolina Medical Care Commission, Retirement
                                                      Facilities, First Mortgage Revenue Bonds:
                    NR*       NR*             1,625       (Forest at Duke Project),  6.375% due 9/01/2032      1,684
                    NR*       NR*             2,500       (Givens Estates Project), Series A,
                                                          6.50% due 7/01/2032                                  2,543

                                                      North Carolina Municipal Power Agency Number 1,
                                                      Catawba Electric Revenue Refunding Bonds, Series B:
                    BBB+      Baa1              500       6.375% due 1/01/2013                                   565
                    A         A               1,080       6.375% due 1/01/2013                                 1,223
                    BBB+      Baa1            5,000       6.50% due 1/01/2020                                  5,562
                    A         A               2,500       6.50% due 1/01/2020                                  2,781

                    NR*       A2              1,175   North Carolina State Educational Assistance
                                                      Authority Revenue Bonds (Guaranteed Student Loan),       1,235
                                                      AMT, Sub-lien, Series C,  6.35% due 7/01/2016

                                                      Piedmont Triad Airport Authority, North Carolina,
                                                      Airport Revenue Refunding Bonds, Series A (h):
                    AAA       Aaa             1,000       6.375% due 7/01/2016                                 1,152
                    AAA       Aaa             1,000       6% due 7/01/2024                                     1,127

Ohio - 1.5%         NR*       NR*             1,000   Cuyahoga County, Ohio, Health Care Facilities
                                                      Revenue Refunding Bonds (Benjamin Rose Institute
                                                      Project),  5.50% due 12/01/2028                            880

                    AAA       Aaa             1,200   Huron County, Ohio, GO, Human Services Building,
                                                      7.25% due 12/01/2005(f)(j)                               1,298

                    NR*       NR*             2,000   Lucas County, Ohio, Hospital Revenue Bonds
                                                      (Flower Hospital), 6.125% due 12/01/2004(j)              2,034

                    AAA       Aaa             3,000   North Canton, Ohio, City School District GO,
                                                      6.70% due 12/01/2004(c)(j)                               3,086

                    AAA       Aaa               630   Ohio HFA, Mortgage Revenue Bonds, AMT, Series A-1,
                                                      6.15% due 3/01/2029(d)                                     659

                    AAA       Aaa             8,000   Ohio State Air Quality Development Authority,
                                                      Revenue Refunding Bonds (Dayton Power & Light
                                                      Company), Series B,  6.40% due 8/15/2027(f)              8,029

                    AAA       Aaa             1,000   Ohio State Water Development Authority,
                                                      Pollution Control Facilities Revenue Refunding
                                                      Bonds (Pennsylvania Power Co. Project),
                                                      6.15% due 8/01/2023(c)                                   1,024

                    NR*       NR*             1,470   Port of Greater Cincinnati Development
                                                      Authority, Ohio, Special Assessment Revenue Bonds
                                                      (Cooperative Public Parking Infrastructure Project),
                                                      6.40% due 2/15/2034                                      1,485

                    AAA       Aaa             3,005   Toledo-Lucas County, Ohio, Lodging Tax Revenue
                                                      Refunding Bonds (Convention Center Project),
                                                      5.70% due 10/01/2015(f)                                  3,269

Oregon - 0.7%                                         Forest Grove, Oregon, Campus Improvement Revenue
                                                      Refunding Bonds (Pacific University) (m):
                    AA        NR*               250       6% due 5/01/2015                                       277
                    AA        NR*               250       6.20% due 5/01/2020                                    280

                    AAA       Aaa             2,485   Jackson County, Oregon, Central Point School
                                                      District Number 006, GO,  5.75% due 6/15/2010(e)(j)      2,849

                                                      Oregon State Housing and Community Services
                                                      Department, Mortgage Revenue Refunding Bonds (S/F
                                                      Mortgage Program), Series A:
                    NR*       Aa2               155        6.40% due 7/01/2018                                   158
                    NR*       Aa2                70       AMT, 6.20% due 7/01/2027                                73

                    NR*       Aaa               500   Portland, Oregon, M/F Housing Authority Revenue
                                                      Bonds (Lovejoy Station Apartments Project), AMT,
                                                      5.90% due 7/01/2023(f)                                     527

                    AAA       Aaa             1,000   Portland, Oregon, Sewer System Revenue Bonds,
                                                      Series A,  5.75% due 8/01/2018(e)                        1,135

                                                      Portland, Oregon, Urban Renewal and Redevelopment,
                                                      Revenue Refunding Bonds, Series A(c):
                    NR*       Aaa             1,000      (Downtown Waterfront),  5.75% due 6/15/2018           1,135
                    NR*       Aaa             3,190      (South Park Blocks) 5.75% due 6/15/2018               3,620

Pennsylvania -      AAA       Aaa             2,220   Allegheny County, Pennsylvania, Sanitation
 0.9%                                                 Authority, Sewer Revenue Bonds,  5.75% due               2,553
                                                      12/01/2017(f)

                    A         NR*             4,000   Pennsylvania State Higher Educational Facilities
                                                      Authority Revenue Bonds (University of Pennsylvania
                                                      Medical Center Health System), Series A,
                                                      6% due 1/15/2031                                         4,222

                    NR*       NR*             1,265   Philadelphia, Pennsylvania, Authority for IDR,
                                                      Commercial Development,  7.75% due 12/01/2017            1,295

                    A-        NR*             5,000   Sayre, Pennsylvania, Health Care Facilities
                                                      Authority, Revenue Refunding Bonds (Guthrie Health),
                                                      Series A,  5.875% due 12/01/2031                         5,171

Rhode Island -      AAA       Aaa             6,815   Rhode Island State Economic Development Corporation,
0.6%                                                  Airport Revenue Bonds, Series B,  6% due 7/01/2028(e)    7,653


                    AA        NR*             1,000   Rhode Island State Economic Development Corporation
                                                      Revenue Bonds (Providence Place Mall), 6.125% due
                                                      7/01/2020(m)                                             1,128

South Carolina -                                      Medical University, South Carolina, Hospital Authority,
1.2%                                                  Hospital Facilities Revenue Refunding Bonds:
                    BBB+      Baa2            2,450       6.50% due 8/15/2032                                  2,602
                    BBB+      Baa2            5,400       Series A,  6.375% due 8/15/2027                      5,700

                                                      Piedmont Municipal Power Agency, South Carolina,
                                                      Electric Revenue Refunding Bonds (e):
                    AAA       Baa3            1,255       6.75% due 1/01/2019                                  1,627
                    AAA       Baa3            1,745       6.75% due 1/01/2019                                  2,221

                    NR*       NR*             5,000   South Carolina Jobs EDA, Residential Care
                                                      Facilities Revenue Bonds (South Carolina
                                                      Episcopal - Still Hopes Residence Project),
                                                      Series A,  6.375% due 5/15/2032                          5,019

South Dakota -      NR*       Aaa              3,750  Pierre, South Dakota, School District Number
0.3%                                                  32-2, GO, 5.75% due 8/01/2010(h)(j)                      4,305

Tennessee - 2.1%                                      Chattanooga, Tennessee, Industrial Development
                                                      Board, Lease Rent Revenue Bonds (Southside
                                                      Redevelopment Corporation) (c):
                    AAA       Aaa             4,485       5.75% due 10/01/2017                                 5,105
                    AAA       Aaa             3,740       5.75% due 10/01/2018                                 4,257

                    BB        Ba2             4,950   McMinn County, Tennessee, IDB, Solid Waste
                                                      Revenue Bonds (Recycling Facility-Calhoun
                                                      Newsprint), AMT,  7.40% due 12/01/2022                   4,949

                    AA        Aa2             5,000   Metropolitan Government of Nashville and
                                                      Davidson County, Tennessee, GO,  5.875% due 5/15/2026    5,302

                    NR*       NR*             2,000   Metropolitan Knoxville, Tennessee, Airport
                                                      Authority, Special Purpose Revenue Bonds (Northwest
                                                      Airlines Inc. Project), AMT,  8% due 4/01/2032           1,818

                                                      Shelby County, Tennessee, Health, Educational and
                                                      Housing Facility Board, Hospital Revenue
                                                      Refunding Bonds (Methodist Healthcare):
                    A-        A3              4,380       6.50% due 9/01/2012(j)                               5,316
                    A-        A3              2,920       6.50% due 9/01/2026(o)                               3,530

Texas - 12.5%                                         Austin, Texas, Convention Center Revenue Bonds
                                                      (Convention Enterprises Inc.):
                    BBB-      Baa3            5,300       First Tier, Series A,  6.60% due 1/01/2021           5,567
                    BBB-      Baa3            2,300       First Tier, Series A,  6.70% due 1/01/2028           2,437
                    NR*       A3              6,740       Trust Certificates, Second Tier, Series B,
                                                          6% due 1/01/2023                                     6,851

                    AAA       Aaa            10,630   Austin, Texas, Revenue Bonds (Town Lake
                                                      Community Events Center Venue),  6.20% due
                                                      11/15/2029(e)                                           11,993

                                                      Bexar County, Texas, Health Facilities
                                                      Development Corporation, Revenue Refunding Bonds
                                                      (Army Retirement Residence Project):
                    BBB-      NR*               600       6.125% due 7/01/2022                                   633
                    BBB-      NR*             1,750       6.30% due 7/01/2032                                  1,826

                                                      Brazos River Authority, Texas, PCR, Refunding, AMT:
                    BBB       Baa2            1,195       (TXU Energy Company Project), Series C,
                                                           5.75% due 5/01/2036                                 1,259
                    BBB       Baa2            2,280       (Texas Utility Company),  Series A,  7.70%
                                                           due 4/01/2033                                       2,705

                    BBB-      NR*             4,250   Brazos River Authority, Texas, Revenue Refunding
                                                      Bonds (Reliant Energy Inc. Project), Series B,
                                                      7.75% due 12/01/2018                                     4,657

                    A         A3              3,700   Brazos River, Texas, Harbor Navigation
                                                      District, Brazoria County Environmental Revenue
                                                      Refunding Bonds (Dow Chemical Company Project),
                                                      AMT, Series A-7,  6.625% due 5/15/2033                   4,076

                    AAA       NR*             1,045   Central Texas Housing Fianance Corporation,
                                                      S/F Mortgage Revenue Bonds (GNMA Mortgage
                                                      Program), AMT,  8.20% due 6/28/2017(d)                   1,045

                    BBB-      Baa3             3,620  Dallas-Fort Worth, Texas, International Airport
                                                      Facility, Improvement Corporation Revenue Bonds
                                                      (Learjet Inc.), AMT, Series 2001-A-1, 6.15%
                                                      due 1/01/2016                                            3,602

                    AAA       NR*            18,250   Dallas-Fort Worth, Texas, International Airport
                                                      Revenue Bonds, DRIVERS, AMT, Series 201, 10.163%
                                                      due 11/01/2024(e)(g)                                    22,137

                    AA        NR*             1,260   Fort Bend County, Texas, Municipal Utility
                                                      District Number 23, GO, 6.625% due 9/01/2007(j)(m)       1,420

                    AA+       Aa1             1,400   Fort Worth, Texas, Certificates of Obligation,
                                                      GO, 6.25% due 3/01/2005(j)                               1,427

                                                      Gregg County, Texas, Health Facilities Development
                                                      Corporation, Hospital Revenue Bonds (Good
                                                      Shepherd Medical Center Project) (m):
                    AA        Baa2            1,000       6.875% due 10/01/2020                                1,171
                    AA        Baa2            3,500       6.375% due 10/01/2025                                3,996

                    BBB       Baa2            2,465   Gulf Coast, Texas, Waste Disposal Authority, Revenue
                                                      Refunding Bonds (International Paper Company), AMT,
                                                      Series A,  6.10% due 8/01/2024                           2,572

                    AA-       NR*             2,500   Harris County, Texas, Health Facilities Development
                                                      Corporation, Revenue Refunding Bonds (Saint
                                                      Luke's Episcopal Hospital), Series A,
                                                      5.625% due 2/15/2017                                     2,700

                    B-        Caa2            3,000   Houston, Texas, Airport System, Special Facilities
                                                      Revenue Bonds (Continental Airlines Terminal             2,204
                                                      Improvement), AMT, Series B,  6.125% due 7/15/2027

                    BBB-      Ba2             8,080   Matagorda County, Texas, Navigation District
                                                      Number 1 Revenue Refunding Bonds (Reliant Energy         8,983
                                                      Inc.), Series C,  8% due 5/01/2029

                    B-        NR*             7,350   Matagorda County, Texas, Port of Bay City Authority
                                                      Revenue Bonds (Hoechst Celanese Corp. Project), AMT,     7,150
                                                      6.50% due 5/01/2026

                    AAA       Aaa             1,000   Pflugerville, Texas, Independent Industrial School
                                                      District, GO,  5.75% due 8/15/2020                       1,122

                    BB        Ba2             4,825   Port Corpus Christi, Texas, Individual Development
                                                      Corporation, Environmental Facilities Revenue
                                                      Bonds (Citgo Petroleum Corporation Project), AMT,
                                                      8.25% due 11/01/2031                                     5,096

                    B-        Ba3             2,495   Red River Authority, Texas, PCR, Refunding
                                                      (Celanese Project), Series A,  6.45% due 11/01/2030      2,404

                    AA        NR*             1,000   Red River, Texas, Education Finance Revenue Bonds
                                                      (Saint Mark's School-Texas Project),  6% due
                                                      8/15/2019                                                1,112

                    NR*       Aaa             2,710   South Plains, Texas, Housing Finance Corporation,
                                                      S/F Mortgage Revenue Bonds, AMT, Series A,
                                                      7.30% due 9/01/2031(i)                                   2,804

                                                      Southeast Texas, Housing Finance Corporation
                                                      Revenue Bonds, AMT (d)(l):
                    NR*       Aaa               225       Series A,  8% due 11/01/2025                           232
                    NR*       Aaa               310       Series B,  8.50% due 11/01/2025                        311

                    AA        Aa1             2,590   Texas State, GO, Veterans' Housing Assistance
                                                      Fund II, AMT, Series A, 7% due 8/01/2004                 2,648

                                                      Texas State Public Finance Authority, Building
                                                      Revenue Bonds (h):
                    AAA       Aaa             2,100       (General Services Commission Project), Series A,
                                                          6% due 2/01/2020                                     2,371
                    AAA       Aaa             1,000       (State Preservation Project), Series B,
                                                          6% due 8/01/2015                                     1,131

                    AAA       Aaa            45,000   Texas State Turnpike Authority, Central
                                                      Texas Turnpike System Revenue Bonds, First Tier,        49,957
                                                      Series A, 5.75% due 8/15/2038(c)

                    AAA       Aaa             4,930   Upper Trinity Regional Water District, Texas,
                                                      Water Revenue Bonds (Regional Treated Water Supply
                                                      System), Series A,  6% due 8/01/2020(e)                  5,620

                    AAA       Aaa             2,305   Webster, Texas, GO, COP, Series A,
                                                      6% due 3/01/2021(h)                                      2,607

Utah - 0.9%         AAA       NR*            12,000   Weber County, Utah, Municipal Building Authority,
                                                      Lease Revenue Bonds, 7.50% due 12/15/2004(j)(m)         12,387

Virginia - 0.5%     BBB+      A3              2,425   Chesterfield County, Virginia, IDA, PCR, Refunding
                                                      (Virginia Electric and Power Company), Series
                                                      B, 5.875% due 6/01/2017                                  2,685
                    BB        Ba2             4,250   Pocahontas Parkway Association, Virginia, Toll Road
                                                      Revenue Bonds, Senior Series A,  5.50% due
                                                      8/15/2028                                                3,847

Washington - 1.9%   AAA       Aaa             2,065   Kitsap County, Washington, GO, 5.875% due 7/01/2020(c)   2,332

                    AAA       Aaa             3,000   Port Seattle, Washington, Special Facilities
                                                      Revenue Bonds, Series A,  6% due 9/01/2029(f)            3,387

                    AAA       Aaa             3,010   Seattle, Washington, Drain and Wastewater
                                                      Utility Revenue Bonds,  5.75% due 11/01/2022(f)          3,381

                                                      Seattle, Washington, Housing Authority Revenue Bonds:
                    NR*       NR*             2,750       (Newholly Project), AMT,  6.25% due 12/01/2035       2,651
                    NR*       NR*             4,935       (Replacement Housing Project),
                                                           6.125% due 12/01/2032                               4,879

                    AAA       Aaa             7,750   Tacoma, Washington, Electric System Revenue
                                                      Refunding Bonds, Series A,  5.75% due 1/01/2017(h)       8,802

                    AAA       Aaa             1,625   University of Washington, University Revenue Bonds
                                                      (Student Facilities Fee),  5.875% due
                                                      6/01/2017(h)                                             1,852

West Virginia -     BBB       Baa2            7,500   Upshur County, West Virginia, Solid Waste
0.6%                                                  Disposal Revenue Bonds (TJ International Project),       7,863
                                                      AMT,7% due 7/15/2025

Wisconsin - 0.6%    AAA       Aaa             3,255   Wisconsin State, GO, AMT, Series B,
                                                      6.20% due 11/01/2026(f)                                  3,361

                                                      Wisconsin State Health and Educational Facilities
                                                      Authority Revenue Bonds (Synergyhealth Inc.):
                    BBB+      NR*             3,250       6% due 11/15/2023                                    3,423
                    BBB+      NR*             1,700       6% due 11/15/2032                                    1,777

Wyoming - 1.3%      AAA       Aaa              8,400  Sweetwater County, Wyoming, PCR, Refunding
                                                      (Idaho Power Company Project), Series A,  6.05% due
                                                      7/15/2026(f)                                             9,094

                    BB+       Ba3             9,000   Sweetwater County, Wyoming, Solid Waste Disposal
                                                      Revenue Bonds (FMC Corporation Project), AMT,
                                                      Series A,  7% due 6/01/2024                              9,144

Guam - 0.0%         AAA       NR*               115   Guam Housing Corporation, S/F Mortgage Revenue
                                                      Bonds, AMT, Series A,  5.75% due 9/01/2031(l)              126

Puerto Rico - 3.5%                                    Puerto Rico Commonwealth Highway and Transportation
                                                      Authority, Transportation Revenue Bonds:
                    A-        Baa2            8,045       5.75% due 7/01/2022                                  8,931
                    A         Baa1            1,000       Series B, 6% due 7/01/2005(j)                        1,043
                    AAA       Aaa             2,000       Series B, 5.875% due 7/01/2021(f)                    2,279

                    AAA       Aaa               785   Puerto Rico Commonwealth, Public Improvement,
                                                      GO, Refunding,  5.70% due 7/01/2020(f)                     878


                    A-        A3             15,000   Puerto Rico Electric Power Authority,
                                                      Power Revenue Bonds, Series NN, 5.125% due 7/01/2029    15,430

                    NR*       Aa2             2,000   Puerto Rico Industrial Tourist Educational,
                                                      Medical and Environmental Control Facilities Revenue
                                                      Bonds (Ascension Health), RIB, Series 377,
                                                      10.28% due 11/15/2030(g)                                 2,525

                                                      Puerto Rico Public Finance Corporation,
                                                      Commonwealth Appropriation Revenue Bonds:
                    AAA       Aaa            10,340       Series A,  5.50% due 8/01/2011(f)(j)                11,737
                    AAA       Aaa             5,205       Series A,  5.50% due 8/01/2011(f)(j)                 5,908
                    BBB+      Baa2              960       Series E,  5.50% due 8/01/2029                       1,011

Virgin Islands      BBB-      Baa3            8,000   Virgin Islands Government Refinery Facilities,
- 0.6%                                                Revenue Refunding Bonds (Hovensa Coker Project),
                                                      AMT,  6.50% due 7/01/2021                                8,707

                                                      Total Municipal Bonds
                                                      (Cost - $1,283,205) - 96.1%                          1,369,775

                                             Shares
                                             Held        Short-Term Securities

                                             34,123    Merrill Lynch Institutional
                                                       Tax-Exempt Fund**                                      34,123

                                                       Total Short-Term Securities
                                                       (Cost - $34,123) - 2.4%                                34,123



                    Total Investments  (Cost - $1,317,328***) - 98.5%                                      1,403,898
                    Other Assets Less Liabilities - 1.5%                                                      21,993
                                                                                                       -------------
                    Net Assets - 100.0%                                                                $   1,425,891
                                                                                                       =============

(a)Connie Lee Insured.
(b)FHA Insured.
(c)AMBAC Insured.
(d)GNMA Collateralized.
(e)FGIC Insured.
(f)MBIA Insured.
(g)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(h)FSA Insured.
(i)FNMA/GNMA Collateralized.
(j)Prerefunded.
(k)XL Capital Insured.
(l)FHLMC Collateralized.
(m)Radian Insured.
(n)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(o)Escrowed to maturity.

*Not Rated.
**Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the
Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

Merrill Lynch Institutional Tax-Exempt Fund     16,700       $68

***The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:
                                                     (in Thousands)

Aggregate cost                                       $    1,317,166
                                                     ==============
Gross unrealized appreciation                        $       90,418
Gross unrealized depreciation                                (3,857)
                                                     --------------
Net unrealized appreciation                          $       86,561
                                                     ==============

+Highest short-term rating by Moody's Investors Service, Inc.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Municipal Bond Fund, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch Municipal Bond Fund, Inc.


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch Municipal Bond Fund, Inc.


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date: November 19, 2004